UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04345

Putnam Tax Free Income Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander Y. Kymn, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Strategic Intermediate Municipal Fund
Class A [PPNAX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Putnam Strategic Intermediate Municipal Fund returned 5.32%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark†, which both returned 3.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to municipal bonds with 20 to 30 years to maturity
↑	Security selection within bonds rated below investment-grade
↑	Overweight exposure to bonds with no external credit rating

Top detractors from performance:
↓	Overweight exposure to bonds rated below investment-grade
↓	Overweight exposure to bonds with 10 years to maturity
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage its duration and yield curve exposure, which had a largely neutral impact on performance.
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-ATSA-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	5.32	1.19	2.25
Class A (with sales charge)	2.95	0.73	2.02
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93
Putnam Strategic Intermediate Municipal Linked Benchmark†	3.74	0.77	2.00
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to July 1, 2022, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective August 28, 2020, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,488,146,747
Total Number of Portfolio Holdings	907
Total Management Fee Paid	$9,352,711
Portfolio Turnover Rate	34%
Putnam Strategic Intermediate Municipal Fund	PAGE 2	38914-ATSA-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Strategic Intermediate Municipal Fund	PAGE 3	38914-ATSA-0926

Putnam Strategic Intermediate Municipal Fund
Class C [PAMTX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.62%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Putnam Strategic Intermediate Municipal Fund returned 4.51%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark†, which both returned 3.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to municipal bonds with 20 to 30 years to maturity
↑	Security selection within bonds rated below investment-grade
↑	Overweight exposure to bonds with no external credit rating

Top detractors from performance:
↓	Overweight exposure to bonds rated below investment-grade
↓	Overweight exposure to bonds with 10 years to maturity
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage its duration and yield curve exposure, which had a largely neutral impact on performance.
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-ATSC-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	4.51	0.42	1.63
Class C (with sales charge)	3.51	0.42	1.63
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93
Putnam Strategic Intermediate Municipal Linked Benchmark†	3.74	0.77	2.00
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
Effective August 28, 2020, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,488,146,747
Total Number of Portfolio Holdings	907
Total Management Fee Paid	$9,352,711
Portfolio Turnover Rate	34%
Putnam Strategic Intermediate Municipal Fund	PAGE 2	38914-ATSC-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Strategic Intermediate Municipal Fund	PAGE 3	38914-ATSC-0926

Putnam Strategic Intermediate Municipal Fund
Class R6 [PAMLX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Putnam Strategic Intermediate Municipal Fund returned 5.67%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark†, which both returned 3.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to municipal bonds with 20 to 30 years to maturity
↑	Security selection within bonds rated below investment-grade
↑	Overweight exposure to bonds with no external credit rating

Top detractors from performance:
↓	Overweight exposure to bonds rated below investment-grade
↓	Overweight exposure to bonds with 10 years to maturity
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage its duration and yield curve exposure, which had a largely neutral impact on performance.
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-ATSR6-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	5.67	1.50	2.53
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93
Putnam Strategic Intermediate Municipal Linked Benchmark†	3.74	0.77	2.00
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective August 28, 2020, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,488,146,747
Total Number of Portfolio Holdings	907
Total Management Fee Paid	$9,352,711
Portfolio Turnover Rate	34%
Putnam Strategic Intermediate Municipal Fund	PAGE 2	38914-ATSR6-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Strategic Intermediate Municipal Fund	PAGE 3	38914-ATSR6-0926

Putnam Strategic Intermediate Municipal Fund
Class Y [PAMYX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$64	0.62%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Putnam Strategic Intermediate Municipal Fund returned 5.58%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark†, which both returned 3.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to municipal bonds with 20 to 30 years to maturity
↑	Security selection within bonds rated below investment-grade
↑	Overweight exposure to bonds with no external credit rating

Top detractors from performance:
↓	Overweight exposure to bonds rated below investment-grade
↓	Overweight exposure to bonds with 10 years to maturity
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage its duration and yield curve exposure, which had a largely neutral impact on performance.
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-ATSY-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	5.58	1.44	2.50
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93
Putnam Strategic Intermediate Municipal Linked Benchmark†	3.74	0.77	2.00
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 28, 2020, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,488,146,747
Total Number of Portfolio Holdings	907
Total Management Fee Paid	$9,352,711
Portfolio Turnover Rate	34%
Putnam Strategic Intermediate Municipal Fund	PAGE 2	38914-ATSY-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Strategic Intermediate Municipal Fund	PAGE 3	38914-ATSY-0926

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2025 and July 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $52,564 in July 31, 2025 and $46,060 in July 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2025 and $0 in July 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $12,762 in July 31, 2025 and $12,762 in July 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2025 and $0 in July 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $489,647 in July 31, 2025 and $1,557,011 in July 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Strategic
Intermediate
Municipal Fund
Financial Statements and Other Important Information
Annual | July   31,  2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 35
Notes to Financial Statements 39
Report of Independent Registered Public Accounting Firm 50
Tax Information 51
Changes In and Disagreements with Accountants 52
Results of Meeting(s) of Shareholders 52
Remuneration Paid to Directors, Officers and Others 52
Board Approval of Management and Subadvisory Agreements 52

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Strategic Intermediate Municipal Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.75 $14.10 $13.82 $14.00 $15.37
Income from investment operations
a
:
Net investment income
b
......................... 0.50 0.46 0.42 0.34 0.21
Net realized and unrealized gains (losses) ........... 0.23 (0.37) 0.27 (0.18) (1.11)
Total from investment operations .................... 0.73 0.09 0.69 0.16 (0.90)
Less distributions from:
Net investment income .......................... (0.50) (0.44) (0.41) (0.34) (0.20)
Net realized gains ............................. — — — — (0.27)
Total distributions ............................... (0.50) (0.44) (0.41) (0.34) (0.47)
Net asset value, end of year ....................... $13.98 $13.75 $14.10 $13.82 $14.00
Total return
c
................................... 5.32% 0.70% 5.10% 1.22% (5.99)%
Ratios to average net assets
Expenses
d
.................................... 0.87% 0.90% 0.90% 0.84% 0.84%
Net investment income ........................... 3.55% 3.30% 3.06% 2.56% 1.49%
Supplemental data
Net assets , end of year (000’s) ..................... $409,227 $285,966 $269,359 $220,266 $200,256
Portfolio turnover rate ............................ 34% 41% 49% 37% 34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.79 $14.13 $13.86 $14.04 $15.43
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.36 0.32 0.24 0.11
Net realized and unrealized gains (losses) ........... 0.22 (0.37) 0.26 (0.18) (1.13)
Total from investment operations .................... 0.62 (0.01) 0.58 0.06 (1.02)
Less distributions from:
Net investment income .......................... (0.39) (0.33) (0.31) (0.24) (0.10)
Net realized gains ............................. — — — — (0.27)
Total distributions ............................... (0.39) (0.33) (0.31) (0.24) (0.37)
Net asset value, end of year ....................... $14.02 $13.79 $14.13 $13.86 $14.04
Total return
c
................................... 4.51% 0.02% 4.24% 0.48% (6.75)%
Ratios to average net assets
Expenses
d
.................................... 1.62% 1.65% 1.65% 1.59% 1.59%
Net investment income ........................... 2.79% 2.55% 2.31% 1.79% 0.73%
Supplemental data
Net assets , end of year (000’s) ..................... $9,558 $7,627 $9,288 $8,512 $9,473
Portfolio turnover rate ............................ 34% 41% 49% 37% 34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.75 $14.10 $13.82 $14.00 $15.39
Income from investment operations
a
:
Net investment income
b
......................... 0.55 0.51 0.47 0.38 0.26
Net realized and unrealized gains (losses) ........... 0.22 (0.38) 0.27 (0.18) (1.12)
Total from investment operations .................... 0.77 0.13 0.74 0.20 (0.86)
Less distributions from:
Net investment income .......................... (0.54) (0.48) (0.46) (0.38) (0.26)
Net realized gains ............................. — — — — (0.27)
Total distributions ............................... (0.54) (0.48) (0.46) (0.38) (0.53)
Net asset value, end of year ....................... $13.98 $13.75 $14.10 $13.82 $14.00
Total return .................................... 5.67% 1.04% 5.47% 1.52% (5.76)%
Ratios to average net assets
Expenses
c
..................................... 0.54% 0.56% 0.54% 0.57% 0.58%
Net investment income ........................... 3.88% 3.64% 3.44% 2.88% 1.90%
Supplemental data
Net assets , end of year (000’s) ..................... $67,251 $43,498 $28,257 $13,855 $4,243
Portfolio turnover rate ............................ 34% 41% 49% 37% 34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.76 $14.10 $13.83 $14.01 $15.39
Income from investment operations
a
:
Net investment income
b
......................... 0.54 0.50 0.46 0.38 0.25
Net realized and unrealized gains (losses) ........... 0.22 (0.35) 0.26 (0.18) (1.12)
Total from investment operations .................... 0.76 0.15 0.72 0.20 (0.87)
Less distributions from:
Net investment income .......................... (0.53) (0.49) (0.45) (0.38) (0.24)
Net realized gains ............................. — — — — (0.27)
Total distributions ............................... (0.53) (0.49) (0.45) (0.38) (0.51)
Net asset value, end of year ....................... $13.99 $13.76 $14.10 $13.83 $14.01
Total return .................................... 5.58% 1.03% 5.29% 1.49% (5.77)%
Ratios to average net assets
Expenses
c
..................................... 0.62% 0.65% 0.65% 0.59% 0.59%
Net investment income ........................... 3.80% 3.55% 3.32% 2.84% 1.87%
Supplemental data
Net assets , end of year (000’s) ..................... $2,002,111 $1,732,378 $1,188,701 $806,539 $318,012
Portfolio turnover rate ............................ 34% 41% 49% 37% 34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Tax-Free Income Trust
Schedule of Investments, July 31, 2026
Putnam Strategic Intermediate Municipal Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.7%
Alabama 6.0%
Alabama Housing Finance Authority , Foley Beach Hall Apartments Ltd. , Revenue , 2026
A , FNMA Insured , 4.7% , 2/01/45 ...................................... $ 1,000,000 $ 963,118
a,b
Baldwin County Industrial Development Authority , Novelis Corp. , Revenue , 144A, 2025
A , Mandatory Put , 5% , 6/01/32 ........................................ 1,250,000 1,288,618
a
Black Belt Energy Gas District ,
Revenue , 2021 A , Refunding , Mandatory Put , 4% , 12/01/31 .................. 7,250,000 7,286,151
Revenue , 2022 D-1 , Refunding , Mandatory Put , 4% , 6/01/27 ................. 1,000,000 1,006,759
Revenue , 2023 D-1 , Refunding , Mandatory Put , 5.5% , 2/01/29 ................ 2,000,000 2,085,339
b
Revenue , 144A, 2025 C , Mandatory Put , 5.5% , 8/01/34 ..................... 10,085,000 10,628,390
b
City of Birmingham Regional Water Works , Revenue , 144A, 2024 , 3.75% , 9/01/26 ... 13,000,000 12,998,653
Energy Southeast A Cooperative District ,
a
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 5,000,000 5,431,077
a
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 18,000,000 19,095,336
c
Revenue , 2026 A-1 , 5% , 4/01/34 ...................................... 27,250,000 28,157,242
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Obligated Group , Revenue , 2021 A , Refunding , 4% , 2/01/41 ................. 3,370,000 3,051,607
Southeast Energy Authority A Cooperative District ,
a
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 1,350,000 1,427,360
a
Revenue , 2022 B-1 , Mandatory Put , 5% , 8/01/28 .......................... 14,550,000 14,952,444
Revenue , 2024 C , 5% , 11/01/28 ....................................... 750,000 772,669
Revenue , 2024 C , 5% , 11/01/29 ....................................... 1,000,000 1,036,471
a
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 13,625,000 13,897,883
a
Revenue , 2025 C , Mandatory Put , 5% , 2/01/31 ........................... 19,065,000 20,115,182
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/32 ............................................. 6,000,000 6,007,913
150,202,212
Alaska 0.3%
Alaska Industrial Development & Export Authority ,
Dena' Nena' Henash , Revenue , 2019 A , 4% , 10/01/38 ...................... 4,725,000 4,489,755
Dena' Nena' Henash , Revenue , 2019 A , 4% , 10/01/39 ...................... 2,445,000 2,303,532
6,793,287
Arizona 2.0%
Arizona Industrial Development Authority ,
Revenue , 2026 , Refunding , FNMA Insured , 4.05% , 8/01/36 .................. 3,015,000 2,929,984
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/34 ....................................................... 1,000,000 1,029,641
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/38 ....................................................... 2,740,000 2,797,733
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5% ,
11/01/38 ....................................................... 450,000 473,196
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5% ,
11/01/39 ....................................................... 780,000 814,476
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5% ,
11/01/40 ....................................................... 650,000 677,462
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group , Revenue , 2016 , Refunding , 4% , 5/15/29 ... 1,000,000 992,873
People of Faith, Inc. Obligated Group , Revenue , 2016 , Refunding , 4% , 5/15/31 ... 1,000,000 980,136
b
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 6.25% , 11/15/35 ......... 3,850,000 4,125,665
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 A , 4% , 1/01/44 ............... 3,110,000 2,893,252
b
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 17,250,000 17,909,792

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Salt River Project Agricultural Improvement & Power District ,
Revenue , 2025 A , Refunding , 5% , 1/01/44 ............................... $ 10,000,000 $ 10,685,925
Revenue , 2025 A , Refunding , 5% , 1/01/45 ............................... 2,000,000 2,127,306
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 .................. 1,000,000 1,053,236
49,490,677
Arkansas 0.7%
Arkansas Development Finance Authority ,
a,b
United States Steel Corp. , Revenue , 144A, 2026 B , Mandatory Put , 4.25% , 3/03/36 10,200,000 10,155,167
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/35 ............ 1,510,000 1,534,095
a
Weyerhaeuser Co. , Revenue , 2025 , Mandatory Put , 3.875% , 10/15/32 .......... 3,000,000 2,995,061
City of Osceola , Revenue , 2026 , Refunding , 4.875% , 4/01/40 .................. 3,700,000 3,643,482
18,327,805
California 11.7%
California Community Choice Financing Authority ,
a
Revenue , 2024 A , Mandatory Put , 5% , 4/01/32 ............................ 7,200,000 7,516,198
a
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 3,000,000 3,063,135
a
Revenue , 2024 G , Mandatory Put , 5% , 8/01/32 ........................... 5,390,000 5,498,553
a
Revenue , 2024 H , Mandatory Put , 5% , 8/01/33 ........................... 7,500,000 7,937,549
Revenue , 2026 E , 5% , 7/01/35 ........................................ 1,000,000 1,081,329
b
California Community Housing Agency ,
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 1,650,000 1,526,843
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 250,000 206,371
California Enterprise Development Authority , Provident Group-SDSU Properties LLC ,
Revenue, First Tier , 2020 A , 5% , 8/01/28 ................................ 150,000 154,117
California Health Facilities Financing Authority ,
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/30 ........................................ 1,300,000 1,325,365
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/32 ........................................ 1,435,000 1,458,057
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/34 ........................................ 1,590,000 1,610,712
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/35 ........................................ 1,615,000 1,633,161
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/36 ........................................ 1,505,000 1,518,915
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/38 ........................................ 1,485,000 1,492,872
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 949,293 956,781
CR Epoca L Communities LP , Revenue , 2024 DD , FNMA Insured , 3.7% , 11/01/37 . 6,200,000 6,064,113
OAHS Ocean View LP , Revenue , 2024 J , FNMA Insured , 4.33% , 2/01/42 ........ 5,000,000 4,738,744
OAHS Playa Del Alameda LP , Revenue , 2024 Q , FNMA Insured , 4.25% , 8/01/41 .. 2,970,000 2,866,526
b
California Infrastructure & Economic Development Bank ,
WFCS Holdings II LLC , Revenue, Senior Lien , 144A, 2021 A-2 , 5.5% , 1/01/38 .... 4,160,000 3,566,155
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 4.125% , 1/01/35 ............. 755,000 715,549
California Municipal Finance Authority ,
d
Revenue , FRN , 2025-1 , A-2 , 3.537% , 2/20/41 ............................ 13,813,729 12,361,942
Revenue , 2026-1 , A-2 , 4.05% , 7/20/41 .................................. 3,986,061 3,569,231
4252 Crenshaw Preservation LLC , Revenue, Senior Lien , 2025 A , FHLMC Insured ,
3.75% , 12/01/35 ................................................. 10,000,000 9,550,191
b
California Baptist University , Revenue , 144A, 2016 A , 4% , 11/01/26 ............ 535,000 534,701
b
Catalyst Impact Fund 1 LLC , Revenue , 144A, 2024 , I , 6% , 1/01/39 ............. 5,000,000 5,138,190
CHF-Davis I LLC , Revenue , 2018 , BAM Insured , 5% , 5/15/40 ................. 5,690,000 5,790,071

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
CT Housing Preservation LP , Revenue , 2026 , FNMA Insured , 4.65% , 9/01/42 ..... $ 7,530,000 $ 7,574,530
a,b
Foothill 150 LLC , Revenue , 144A, 2026 A , Mandatory Put , 6% , 7/01/36 ......... 6,800,000 6,800,000
b
California School Finance Authority , Aspire Public Schools Obligated Group , Revenue ,
144A, 2016 , 5% , 8/01/36 ............................................ 3,225,000 3,225,117
California State Public Works Board , State of California , Revenue , 2014 E , 5% , 9/01/34 900,000 901,995
California Statewide Communities Development Authority ,
b
Lancer Educational Housing LLC , Revenue , 144A, 2019 A , 3% , 6/01/29 ......... 800,000 777,950
St. John's Partners LP , Revenue , 2013 F , LOC FNMA , 4.5% , 8/15/30 ........... 10,000,000 10,373,757
USC Obligated Group , Revenue , 2018 , Refunding , 5% , 1/01/48 ............... 4,500,000 4,541,709
City of Los Angeles ,
Department of Airports , Revenue, Sub. Lien , 2017 A , 5% , 5/15/42 ............. 10,000,000 10,058,992
e
Department of Airports , Revenue, Sub. Lien , 2018 D , Refunding , 5% , 5/15/43 ..... 9,630,000 9,778,065
Department of Airports , Revenue, Sub. Lien , 2022 C , Refunding , 4% , 5/15/35 ..... 600,000 600,935
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 5,295,000 3,593,417
b
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue , 144A, 2021 A-1 , 2.8% , 3/01/47 ......... 2,800,000 2,411,102
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 15,830,000 11,488,790
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 2.65% , 12/01/46 ..... 990,000 887,191
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 10,000,000 6,877,007
FHLMC, Multi-family ML Pass-Through Certificates ,
b,d
144A, FRN , 2022-ML14 , A , 3.65% , 11/25/38 .............................. 4,833,919 4,502,201
2019-ML05 , A-US , 3.4% , 1/25/36 ...................................... 8,115,568 7,630,069
2019-ML06 , A-US , 2.543% , 6/25/37 .................................... 12,595,307 10,874,841
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/39 1,000,000 1,033,071
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/44 1,000,000 1,018,326
a
Los Angeles County Development Authority , Century Wlava 2 LP , Revenue , 2023 C ,
Mandatory Put , 3.75% , 12/01/26 ...................................... 2,500,000 2,500,790
Los Angeles Department of Water & Power ,
Power System , Revenue , 2022 A , 5% , 7/01/46 ............................ 2,000,000 2,047,245
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 4,200,000 4,347,731
Water System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 3,925,000 4,074,307
Water System , Revenue , 2025 C , Refunding , 5% , 7/01/43 ................... 7,000,000 7,378,159
Water System , Revenue , 2025 C , Refunding , 5% , 7/01/45 ................... 6,000,000 6,277,145
f
Mendocino-Lake Community College District , GO , 2011 B , AG Insured , 3.42%, 8/01/40 2,600,000 3,238,721
Moorpark Redevelopment Agency Successor Agency , Tax Allocation , 2016 , Refunding ,
BAM Insured , 3% , 10/01/38 .......................................... 595,000 508,125
Port of Oakland , Revenue , 2021 H , ETM, 5% , 5/01/28 ........................ 10,000 10,390
River Islands Public Financing Authority , Community Facilities District 2023-1
Improvement Area No. 3 , Special Tax , 2025 , Refunding , 5% , 9/01/34 ........... 360,000 381,167
b
Sacramento Housing Authority , Revenue , 144A, 2026 B-1 , IA , 5.8% , 7/01/38 ....... 3,375,000 3,221,621
San Bernardino County Housing Authority , Redlands Valencia Grove II Associates LLC ,
Revenue , 2026 A , 4.125% , 7/01/36 .................................... 4,400,000 4,324,615
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , 5% , 5/01/44 ........................................ 9,750,000 9,918,231
Revenue, Second Series , 2017 A , 5% , 5/01/42 ............................ 3,500,000 3,518,601
e
Revenue, Second Series , 2019 E , 5% , 5/01/45 ............................ 7,600,000 7,716,534
Revenue, Second Series , 2023 C , Refunding , 5.5% , 5/01/39 ................. 8,850,000 9,636,686
Sierra View Local Health Care District , Revenue , 2020 , Refunding , 5% , 7/01/30 .... 620,000 648,726
State of California ,
GO , Refunding , 5% , 10/01/39 ......................................... 4,000,000 4,270,797
e
GO , Refunding , 5% , 3/01/45 ......................................... 6,000,000 6,455,264
e
GO , 5% , 3/01/49 .................................................. 3,500,000 3,700,013

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
e
GO , 5% , 3/01/55 .................................................. $ 10,000,000 $ 10,481,628
291,480,932
Colorado 2.0%
City & County of Denver ,
4340 South Monaco LLC , Revenue , 2025 A , FNMA Insured , 4.7% , 10/01/42 ...... 3,500,000 3,481,325
Airport System , Revenue , 2022 D , Refunding , 5.75% , 11/15/36 ............... 3,000,000 3,508,389
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 20,610,000 20,939,451
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.5% , 11/01/47 ....... 9,335,000 9,793,705
b
Jefferson Center Metropolitan District No. 2 , Revenue , 144A, 2026 A , Refunding , 5% ,
12/01/36 ........................................................ 4,950,000 4,888,499
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2024 A , AG Insured , 5% , 12/01/43 ........................... 1,500,000 1,565,332
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 3% , 7/15/37 ............................................. 850,000 742,987
b
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 4,100,000 4,346,765
Sterling Ranch Community Authority Board , Sterling Ranch Metropolitan District No. 1 ,
Special Assessment , 2024 , 5.625% , 12/01/43 ............................. 733,000 756,689
Vauxmont Metropolitan District , GO , 2019 , Refunding , AG Insured , 5% , 12/15/30 .... 125,000 127,608
50,150,750
Connecticut 0.7%
Aquarion Water Authority ,
Water System , Revenue , 2026 D , 5.25% , 8/01/38 .......................... 2,000,000 2,216,865
Water System , Revenue , 2026 D , BAM Insured , 5.25% , 8/01/40 ............... 1,750,000 1,920,475
Water System , Revenue , 2026 D , BAM Insured , 5.25% , 8/01/42 ............... 1,250,000 1,363,879
f
Water System , Revenue , 2026 E , BAM Insured , 4.76%, 8/01/43 ............... 1,000,000 453,832
f
Water System , Revenue , 2026 E , BAM Insured , 4.92%, 8/01/45 ............... 1,000,000 401,207
f
Water System , Revenue , 2026 E , BAM Insured , 5.24%, 8/01/48 ............... 2,500,000 812,948
Connecticut Housing Finance Authority , Revenue , 2016 A-1 , Refunding , 2.875% ,
11/15/30 ........................................................ 2,250,000 2,210,893
Connecticut State Health & Educational Facilities Authority ,
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/33 ........ 250,000 250,101
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/34 ........ 1,250,000 1,250,482
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/34 ... 1,400,000 1,478,933
University of New Haven, Inc. , Revenue , K-3 , 5% , 7/01/28 ................... 550,000 559,814
Connecticut State Higher Education Supplement Loan Authority , Revenue , 2026 C ,
Refunding , 4.25% , 11/15/43 .......................................... 1,575,000 1,503,447
University of Connecticut , Revenue , 2023 A , 5.5% , 11/15/53 ................... 3,000,000 3,216,691
17,639,567
Delaware 0.3%
Delaware State Economic Development Authority , ASPIRA of Delaware Charter
Operations, Inc. , Revenue , 2016 A , 5% , 6/01/36 ........................... 1,000,000 999,922
Delaware State Housing Authority , Luther Towers Preservation LP , Revenue , 2023 ,
FNMA Insured , 4.65% , 1/01/41 ........................................ 7,175,000 7,180,003
8,179,925
Florida 8.8%
Acacia Fields Community Development District , Special Assessment , 2026 , 5.35% ,
6/15/46 ......................................................... 600,000 590,075

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Angeline Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.5% , 5/01/45 ................................................ $ 630,000 $ 635,290
Bella Tara Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.875% , 5/01/45 .............................................. 2,590,000 2,674,127
b
Benton Hills Community Development District , Assessment Area , Special Assessment ,
144A, 2026 , 5.25% , 5/01/46 .......................................... 660,000 642,083
Berry Bay II Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.2% , 5/01/44 ..................................... 550,000 538,927
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/31 ...... 1,500,000 1,556,695
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/32 ...... 1,000,000 1,033,730
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/33 ...... 1,500,000 1,545,389
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/35 ...... 500,000 510,995
b
PRG - UnionWest Properties LLC , Revenue, Senior Lien , 144A, 2024 A-1 , 5.25% ,
6/01/34 ........................................................ 1,000,000 949,847
b
PRG - UnionWest Properties LLC , Revenue, Senior Lien , 144A, 2024 A-1 , 5.25% ,
6/01/39 ........................................................ 1,000,000 901,868
b
PRG - UnionWest Properties LLC , Revenue, Senior Lien , 144A, 2024 A-1 , 5.25% ,
6/01/44 ........................................................ 1,225,000 1,066,664
b
Capital Trust Agency, Inc. , WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% ,
1/01/31 ......................................................... 370,000 349,832
Capital Trust Authority ,
b
Academir Charter Schools, Inc. , Revenue , 144A, 2025 A , 6.25% , 7/01/45 ........ 3,745,000 3,844,996
b
Academir Charter Schools, Inc. , Revenue , 144A, 2025 A , 6.375% , 7/01/50 ....... 3,000,000 3,038,894
AIDS Healthcare Foundation Obligated Group , Revenue , 2026 A , 4.75% , 12/01/42 . 6,085,000 6,191,584
b
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 4.75% ,
7/01/40 ........................................................ 2,100,000 2,048,007
b
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5% , 7/01/45 2,250,000 2,195,354
b
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.25% ,
7/01/50 ........................................................ 1,250,000 1,212,794
b
Cedar Crossings Community Development District ,
Special Assessment , 144A, 2025 , 4.3% , 5/01/32 .......................... 210,000 208,930
Special Assessment , 144A, 2025 , 5.3% , 5/01/45 .......................... 400,000 398,448
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 2025 , 5.875% , 10/01/45 ..................................... 1,000,000 1,034,812
b
City of Venice ,
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 144A, 2024
B-1 , 4.625% , 1/01/30 ............................................. 550,000 550,030
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 144A, 2024
B-2 , 4.5% , 1/01/30 ............................................... 550,000 550,064
Collier County Industrial Development Authority , NCH Healthcare System, Inc.
Obligated Group , Revenue , 2024 A , AG Insured , 5% , 10/01/42 ................ 800,000 840,568
Connerton East Community Development District ,
Assessment Area 2 , Special Assessment , 2025 , 4.65% , 6/15/35 ............... 200,000 201,954
Assessment Area 2 , Special Assessment , 2025 , 5.625% , 6/15/55 .............. 855,000 855,221
County of Broward ,
Airport System , Revenue , 2015 A , 5% , 10/01/34 ........................... 2,000,000 2,003,000
Airport System , Revenue , 2019 A , 5% , 10/01/36 ........................... 1,500,000 1,549,659
Airport System , Revenue , 2019 A , 5% , 10/01/44 ........................... 5,000,000 5,074,972
County of Hillsborough , Utility , Revenue , 2016 , Refunding , 3% , 8/01/39 ........... 3,800,000 3,217,778
County of Miami-Dade ,
Aviation , Revenue , 2017 B , Refunding , 5% , 10/01/40 ....................... 10,000,000 10,077,171
Aviation , Revenue , 2019 A , 5% , 10/01/44 ................................ 8,000,000 8,084,712
Aviation , Revenue , 2024 A , Refunding , 5% , 10/01/33 ....................... 7,000,000 7,577,464
b
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.5% , 5/15/45 ................................................ 925,000 950,537

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
County of Palm Beach ,
Palm Beach Atlantic University, Inc. , Revenue , 144A, 2025 A , 5.5% , 10/01/45 ..... $ 3,000,000 $ 3,094,845
Provident Group - LU Properties LLC , Revenue , 144A, 2021 A , 4.25% , 6/01/31 ... 1,200,000 1,177,383
Provident Group-PBAU Properties LLC , Revenue , 144A, 2019 A , 5% , 4/01/29 .... 375,000 379,939
Provident Group-PBAU Properties LLC , Revenue , 144A, 2019 A , 5% , 4/01/39 .... 3,950,000 3,946,011
Creekview Community Development District , Phase 2 , Special Assessment , 2024 ,
5.375% , 5/01/44 ................................................... 1,310,000 1,310,600
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.3% , 5/01/45 ..................................... 1,000,000 1,003,924
b
Del Webb Oak Creek Community Development District , Special Assessment , 144A,
2025 , 5.375% , 5/01/45 .............................................. 840,000 846,179
Del Webb River Reserve Community Development District , Special Assessment , 2025 ,
5.875% , 5/01/55 ................................................... 865,000 876,993
Double Branch Community Development District , Assessments , Special Assessment,
Senior Lien , 2013 A-1 , Refunding , 4.25% , 5/01/34 ......................... 400,000 393,308
East Nassau Stewardship District , Special Assessment , 2025 , 6% , 5/01/45 ........ 4,000,000 4,136,336
Esplanade at Wellen Park Community Development District , Special Assessment ,
2026 , 5.35% , 5/01/46 ............................................... 1,395,000 1,378,809
Feed Mill Community Development District , Parcel 4 Assessment Area 1 , Special
Assessment , 2026 , 5.375% , 5/01/46 ................................... 550,000 544,611
Firethorn Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.3% , 5/01/45 ................................................ 500,000 498,648
Florida Development Finance Corp. ,
b
Revenue , 144A, 2021 A , 3% , 7/01/31 ................................... 185,000 178,188
Brightline Trains Florida LLC , Revenue , 2024 , Refunding , AG Insured , 5% , 7/01/44 6,475,000 6,366,513
River City Education Obligated Group , Revenue , 2022 B , Refunding , 5% , 7/01/31 . 245,000 250,970
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 5,550,000 5,082,731
a
Florida Housing Finance Corp. , Brownsville Village V Ltd. , Revenue , 2024 B , GNMA
Insured , Mandatory Put , 3.35% , 10/01/26 ................................ 2,250,000 2,251,901
b
Florida Local Government Finance Commission , BridgePrep Academy, Inc. Obligated
Group , Revenue , 144A, 2025 A , 6% , 6/15/45 ............................. 1,750,000 1,800,602
Florida Municipal Loan Council , Shingle Creek Transit & Utility Community
Development District , Special Assessment , 2024 , 4.5% , 5/01/31 ............... 235,000 236,292
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 4.375% , 5/01/35 ................................... 175,000 174,140
Greater Orlando Aviation Authority , Revenue, Sub. Lien , 2017 A , 5% , 10/01/35 ..... 7,500,000 7,600,552
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 1,375,000 1,375,792
Harmony on Lake Eloise Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.45% , 11/01/45 .................................... 675,000 683,324
Hillsborough County Housing Finance Authority , Tampa 47th Street Apartments LLC ,
Revenue , 2025 A , FNMA Insured , 5% , 12/01/42 ........................... 3,075,000 3,137,756
Horseshoe Creek Community Development District , Assessment Area , Special
Assessment , 2026 , 5.375% , 5/01/46 ................................... 1,825,000 1,783,406
Ibis Landing Community Development District , Special Assessment , 2025 , 5.875% ,
6/15/55 ......................................................... 720,000 731,070
JEA Water & Sewer System ,
Revenue , 2025 A , Refunding , 5% , 10/01/43 .............................. 7,300,000 7,815,099
Revenue , 2025 A , Refunding , 5% , 10/01/44 .............................. 9,000,000 9,595,327
Kissimmee Park Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/45 ................................... 1,375,000 1,419,662
Lakes of Sarasota Community Development District , Assessments , Special
Assessment , 2024 A , 5.3% , 5/01/44 .................................... 325,000 323,246
b
Lakeside at Satilla Community Development District , Assessments , Special
Assessment , 144A, 2025 , 5.375% , 5/01/45 ............................... 1,325,000 1,330,896

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakewood Ranch Stewardship District ,
Assessments , Special Assessment , 2023 , 5.45% , 5/01/33 ................... $ 2,660,000 $ 2,829,142
Assessments , Special Assessment , 2023 , 6.125% , 5/01/43 .................. 1,245,000 1,335,980
Assessments , Special Assessment , 2024 , 4.5% , 5/01/31 .................... 360,000 366,803
Northeast Sector Phase 1A , Special Assessment , 2018 , 5% , 5/01/38 ........... 1,175,000 1,185,241
Northeast Sector Phase 1B , Special Assessment , 2018 , 5.45% , 5/01/48 ......... 1,930,000 1,907,522
Southeast , Special Assessment , 2025 , 5.5% , 5/01/40 ....................... 1,335,000 1,415,037
Southeast , Special Assessment , 2025 , 5.8% , 5/01/45 ....................... 565,000 598,201
Villages Lakewood Ranch South , Special Assessment , 2016 , 5.125% , 5/01/46 .... 830,000 829,981
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-1 , 4.75% , 11/15/29 ........................................... 1,300,000 1,302,529
LTC Ranch West Residential Community Development District , Assessment Area 4 ,
Special Assessment , 2024-AA4 , Refunding , 5.375% , 5/01/44 ................. 775,000 762,602
Madeira Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , Refunding , 5% , 5/01/35 ........ 125,000 130,363
Assessment Area 1 , Special Assessment , 2025 , Refunding , 5% , 5/01/39 ........ 560,000 580,521
Assessment Area 2 , Special Assessment , 2025 , 4.7% , 5/01/35 ................ 740,000 742,868
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 5/01/45 ................ 460,000 461,787
Assessment Area 2 , Special Assessment , 2025 , 5.8% , 5/01/55 ................ 1,570,000 1,544,233
Miami-Dade County Educational Facilities Authority ,
University of Miami , Revenue , 2026 , 5% , 4/01/42 .......................... 3,000,000 3,200,269
University of Miami , Revenue , 2026 , 5% , 4/01/44 .......................... 3,000,000 3,169,060
Miromar Lakes Community Development District , Special Assessment , 2025 ,
Refunding , 5% , 5/01/35 ............................................. 1,500,000 1,583,308
b
New Port Corners Community Development District , Special Assessment , 144A, 2025 ,
5.2% , 6/15/45 .................................................... 410,000 408,983
b
Normandy Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2024 , 5.3% , 5/01/44 ........................................... 1,465,000 1,437,351
North Springs Improvement District , Parkland Royale II Assessment Area , Special
Assessment , 2026 , 5.25% , 5/01/46 .................................... 1,510,000 1,470,785
Northlake Stewardship District , Rye Ranch Pod B- Assessment Area 2 , Special
Assessment , 2026 , 5.35% , 5/01/46 .................................... 695,000 685,280
Old Town Floridian Community Development District , Old Town Floridian Community
Development District Series 2026 Special Assessmen , Special Assessment , 2026 ,
5.25% , 5/01/46 ................................................... 625,000 603,646
Orlando Utilities Commission , Revenue , 2024 A , 5% , 10/01/46 ................. 2,500,000 2,627,078
Palermo Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 4.375% , 6/15/32 .............................................. 220,000 221,425
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2016 ,
Refunding , 5% , 11/15/32 ........................................... 2,000,000 2,003,886
Lifespace Communities, Inc. Obligated Group , Revenue , 2026 B , 5.125% , 5/15/46 . 600,000 600,602
Palm Beach County Housing Finance Authority , SP Field LLC , Revenue , 2026 A ,
FHLMC Insured , 4.55% , 2/01/44 ...................................... 5,845,000 5,610,544
Palm Gate Community Development District , Special Assessment , 2025 , 5.3% , 6/15/45 650,000 657,738
Parkside Trails Community Development District , 2025 Project Area , Special
Assessment , 2025 , 5.3% , 5/01/45 ..................................... 650,000 649,006
Parrish Lakes Community Development District , Assessment Area 3 , Special
Assessment , 2024 , 5.5% , 5/01/44 ..................................... 1,260,000 1,272,629
Peace Creek Village Community Development District , Special Assessment , 2024 ,
5.5% , 5/01/44 .................................................... 500,000 507,613
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/29 ......... 1,095,000 1,115,988
b
Pioneer Ranch Community Development District , Special Assessment , 144A, 2024 ,
5% , 5/01/44 ...................................................... 550,000 537,515
Ranches at Lake Mcleod Community Development District , Assessment Area 2 ,
Special Assessment , 2025 , 5.45% , 6/15/45 .............................. 600,000 613,489

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
River Hall Community Development District , Assessment Area 5 , Special Assessment ,
144A, 2024 , 5.35% , 5/01/44 .......................................... $ 1,200,000 $ 1,204,918
Rivers Edge III Community Development District , Assessments , Special Assessment ,
2025 , 5.75% , 5/01/45 ............................................... 450,000 463,595
b
Riverwalk Community Development District , Special Assessment , 144A, 2025 A , 5.3% ,
5/01/45 ......................................................... 500,000 501,760
Saltleaf Community Development District , Assessments , Special Assessment , 2026 ,
5.7% , 5/01/46 .................................................... 575,000 578,963
Six Mile Creek Community Development District , 2024 Project Area , Special
Assessment , 2024 , 5.1% , 5/01/44 ..................................... 500,000 494,399
Solaeris Community Development District , Assessment Area 2 , Special Assessment ,
2026 , 5.4% , 5/01/46 ................................................ 525,000 517,066
Somerset Bay Community Development District , Assessment Area 2 , Special
Assessment , 2026 , 5.45% , 5/01/46 .................................... 630,000 622,001
South Broward Hospital District ,
Obligated Group , Revenue , 2016 , Refunding , 3% , 5/01/34 ................... 1,190,000 1,097,121
Obligated Group , Revenue , 2016 A , Refunding , 4% , 5/01/44 ................. 770,000 685,770
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/29 215,000 213,808
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/30 195,000 193,095
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/31 200,000 196,774
b
Starling Community Development District , Special Assessment , 144A, 2025 , 4.5% ,
5/01/35 ......................................................... 1,990,000 1,940,349
Stonegate Preserve Community Development District , Special Assessment , 2025 ,
5.875% , 6/15/55 ................................................... 850,000 858,398
Sunbridge Stewardship District , Del Webb Phase 2D/3 Assessment Area , Special
Assessment , 2026 , 5.3% , 5/01/46 ..................................... 835,000 824,273
Terra Lago Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.4% , 5/01/45 ................................................ 2,000,000 1,989,969
Tolomato Community Development District , Assessment Area , Special Assessment ,
2024 , 4.1% , 5/01/31 ................................................ 585,000 584,473
Tranquility Community Development District , Special Assessment , 2025 , 5.3% , 5/01/45 1,930,000 1,904,513
Tuckers Pointe Community Development District , Assessment Area 2 , Special
Assessment , 2026 , Refunding , 5.45% , 5/01/46 ............................ 930,000 932,383
b
Varrea South Community Development District , Special Assessment , 144A, 2025 ,
5.875% , 5/01/55 ................................................... 465,000 472,115
b
Verano No. 2 Community Development District , Pod D , Special Assessment , 144A,
2024 , 5.35% , 5/01/44 ............................................... 625,000 628,807
b
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 3.75% , 5/01/29 ......................... 380,000 380,725
Special Assessment , 144A, 2024 , 4% , 5/01/34 ............................ 490,000 487,558
Special Assessment , 144A, 2024 , 4.2% , 5/01/39 .......................... 990,000 953,884
Phase I , Special Assessment , 144A, 2023 , 4.375% , 5/01/33 .................. 990,000 1,002,639
Phase I , Special Assessment , 144A, 2023 , 4.85% , 5/01/38 ................... 990,000 1,007,090
Vivid Shores Community Development District , Special Assessment , 2025 , 5.3% ,
5/01/45 ......................................................... 1,000,000 1,003,520
Waterford Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.2% , 5/01/44 ................................................ 395,000 392,853
Waterset South Community Development District ,
b
Assessment Area , Special Assessment , 144A, 2025 , 5.5% , 5/01/45 ............ 700,000 715,421
Assessment Area , Special Assessment , 2026 , 5.3% , 5/01/46 ................. 475,000 474,041
West Villages Improvement District , Unit Development No. 11 Assessment Area 1 ,
Special Assessment , 2025 , 4.75% , 5/01/32 .............................. 2,000,000 1,963,403
Winding Oaks Community Development District , Special Assessment , 2024 , 5.4% ,
5/01/44 ......................................................... 500,000 502,375

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Woodcreek Community Development District ,
Assessment Area 2 , Special Assessment , 2025 , 4.35% , 5/01/32 ............... $ 175,000 $ 174,372
Assessment Area 2 , Special Assessment , 2025 , 5.35% , 5/01/45 ............... 575,000 570,098
b
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 4.3% , 5/01/32 ................................ 220,000 219,764
Yarborough Lane Community Development District , Special Assessment , 2024 , 5.35% ,
5/01/44 ......................................................... 780,000 787,348
218,936,170
Georgia 2.6%
b
Atlanta Development Authority (The) ,
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 5% , 7/01/35 ............. 725,000 742,632
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 5.25% , 7/01/40 ........... 2,300,000 2,329,498
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/45 ............. 1,075,000 1,124,501
Atlanta Urban Residential Finance Authority , Auburn Square LLC , Revenue , 2025 A ,
FNMA Insured , 4.75% , 8/01/44 ........................................ 3,180,000 3,118,210
DeKalb County Housing Authority ,
Revenue , 2023 A , 4% , 12/01/33 ....................................... 4,500,000 4,499,107
HADC Windmont Pointe LLC , Revenue , 2026 , 4% , 7/01/36 .................. 1,950,000 1,914,071
b
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue,
Second Tier , 144A, 2021 B , 3.625% , 1/01/31 ............................. 4,000,000 3,842,473
Main Street Energy, Inc. , Revenue , 2025 D , 5% , 12/01/33 ..................... 25,000,000 25,973,265
a
Main Street Natural Gas, Inc. ,
Revenue , 2019 C , Mandatory Put , 4% , 9/01/26 ........................... 820,000 820,781
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 1,500,000 1,508,032
b
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 5,000,000 5,000,011
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 5,000,000 5,266,465
Revenue , 2024 B , Mandatory Put , 5% , 3/01/32 ............................ 2,500,000 2,649,416
Revenue , 2025 A , Mandatory Put , 5% , 6/01/32 ............................ 3,000,000 3,185,093
Municipal Electric Authority of Georgia ,
Revenue , 2024 A , Refunding , 5% , 1/01/40 ............................... 850,000 903,592
Revenue , 2024 A , Refunding , 5% , 1/01/42 ............................... 1,050,000 1,105,164
Revenue , 2024 A , Refunding , 5% , 1/01/43 ............................... 1,250,000 1,311,094
65,293,405
Illinois 5.2%
Board of Trustees of the University of Illinois (The) ,
Health Services Facilities System , Revenue , 2023 , Refunding , 5.5% , 10/01/39 .... 380,000 406,576
Health Services Facilities System , Revenue , 2023 , Refunding , 5.5% , 10/01/40 .... 605,000 645,286
University of Illinois Health Services Facilities System , Revenue , 2023 , Refunding ,
5.5% , 10/01/41 .................................................. 1,660,000 1,765,661
Chicago Board of Education ,
GO , 2017 G , Refunding , 5% , 12/01/44 .................................. 825,000 761,068
GO , 2021 A , 5% , 12/01/34 ........................................... 2,705,000 2,714,057
GO , 2025 B , Refunding , 5% , 12/01/40 .................................. 1,000,000 952,593
GO , 2025 B , Refunding , 6% , 12/01/43 .................................. 500,000 522,543
GO , 2025 B , Refunding , 6% , 12/01/44 .................................. 5,000,000 5,200,241
GO , 2025 C , Refunding , 5.5% , 12/01/45 ................................. 6,500,000 6,462,438
Chicago Midway International Airport ,
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.75% , 1/01/41 ........ 500,000 539,833
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.75% , 1/01/42 ........ 1,000,000 1,076,505
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.75% , 1/01/43 ........ 1,250,000 1,341,563
Chicago O'Hare International Airport , Revenue, Senior Lien , 2024 A , 5.5% , 1/01/44 .. 2,000,000 2,120,390
Chicago Park District , GO , 2024 A , 5% , 1/01/47 ............................. 1,500,000 1,532,569

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
City of Chicago ,
GO , 2021 A , Refunding , 4% , 1/01/36 ................................... $ 1,000,000 $ 935,785
GO , 2023 A , 5% , 1/01/35 ............................................ 3,000,000 3,046,784
GO , 2025 A , BAM Insured , 6% , 1/01/46 ................................. 8,500,000 9,170,100
GO , 2025 E , 6% , 1/01/42 ............................................ 1,750,000 1,870,035
GO , 2025 E , BAM Insured , 6% , 1/01/43 ................................. 1,790,000 1,974,668
GO , 2025 E , 6% , 1/01/45 ............................................ 2,000,000 2,107,666
GO , 2026 A , 6.226% , 1/01/32 ......................................... 6,000,000 6,059,933
Illinois Finance Authority ,
a
Revenue , 2020 , Refunding , Mandatory Put , 3.875% , 9/01/28 ................. 2,250,000 2,277,417
b
Acero Charter Schools, Inc. Obligated Group , Revenue , 144A, 2021 , Refunding , 4% ,
10/01/32 ....................................................... 685,000 668,151
b
Acero Charter Schools, Inc. Obligated Group , Revenue , 144A, 2021 , Refunding , 4% ,
10/01/33 ....................................................... 1,060,000 1,025,283
b
Acero Charter Schools, Inc. Obligated Group , Revenue , 144A, 2021 , Refunding , 4% ,
10/01/34 ....................................................... 445,000 426,544
Art Institute of Chicago (The) , Revenue , 2016 , Refunding , 3.125% , 3/01/38 ...... 1,685,000 1,434,212
Board of Trustees of the University of Illinois (The) , Revenue , 2023 B , 5.5% , 10/01/57 5,245,000 5,372,826
a,b
Centerpoint Joliet Terminal Railroad LLC , Revenue , 144A, 2012 , Mandatory Put ,
4.8% , 7/02/35 ................................................... 5,000,000 5,079,537
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/47 ......................... 500,000 463,100
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/50 ......................... 460,000 417,588
b
Navy Pier, Inc. Obligated Group , Revenue , 144A, 2024 B , Refunding , 5% , 10/01/34 2,000,000 2,061,865
b
Navy Pier, Inc. Obligated Group , Revenue , 144A, 2024 B , Refunding , 5.25% ,
10/01/39 ....................................................... 1,350,000 1,391,133
Rosalind Franklin University of Medicine and Science , Revenue , 2017 A , Refunding ,
5% , 8/01/31 .................................................... 400,000 403,283
b
Rosalind Franklin University of Medicine and Science , Revenue , 144A, 2025 , 5.25% ,
8/01/35 ........................................................ 12,475,000 12,812,591
Illinois Housing Development Authority , Revenue , 2017 A , GNMA Insured ,
3.125% , 2/01/47 ................................................... 10,574,428 9,417,626
Illinois State Toll Highway Authority ,
Revenue , 2015 A , 5% , 1/01/40 ........................................ 12,850,000 12,891,455
Revenue , 2015 B , 5% , 1/01/40 ........................................ 10,000,000 10,008,509
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2017 B , Refunding , 5% , 12/15/33 ................... 300,000 304,859
Northern Illinois University , COP , 2024 , BAM Insured , 5.5% , 4/01/49 ............. 2,250,000 2,328,056
St. Clair County Community Unit School District No. 187 Cahokia ,
GO , 2024 A , AG Insured , 5% , 1/01/40 .................................. 325,000 340,605
GO , 2024 A , AG Insured , 5% , 1/01/41 .................................. 400,000 416,471
GO , 2024 A , AG Insured , 5% , 1/01/42 .................................. 475,000 492,897
GO , 2024 A , AG Insured , 5% , 1/01/43 .................................. 500,000 517,039
GO , 2024 A , AG Insured , 5% , 1/01/44 .................................. 260,000 267,711
GO , 2024 B , Pre-Refunded , AG Insured , 5% , 1/01/40 ....................... 210,000 234,328
GO , 2024 B , Pre-Refunded , AG Insured , 5% , 1/01/41 ....................... 210,000 234,328
GO , 2024 B , AG Insured , 5% , 1/01/42 .................................. 70,000 72,638
GO , 2024 B , AG Insured , 5% , 1/01/42 .................................. 155,000 172,956
GO , 2024 B , AG Insured , 5% , 1/01/43 .................................. 1,350,000 1,396,005
State of Illinois ,
GO , 2016 , 4% , 1/01/31 ............................................. 695,000 695,230
GO , 2016 , 4.125% , 11/01/31 ......................................... 830,000 830,483
GO , 2016 , 5% , 11/01/34 ............................................. 1,650,000 1,654,622
GO , 2016 , 5% , 1/01/41 ............................................. 340,000 340,132
GO , 2016 , 5% , 11/01/41 ............................................. 600,000 600,711
Village of Romeoville ,
Lewis University , Revenue , 2015 , Refunding , 5% , 10/01/26 .................. 500,000 500,148

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Village of Romeoville, (continued)
Lewis University , Revenue , 2015 , Refunding , 5% , 10/01/27 .................. $ 860,000 $ 860,293
Lewis University , Revenue , 2015 , Refunding , 5% , 10/01/29 .................. 975,000 975,231
130,592,157
Indiana 0.7%
Indiana Finance Authority ,
City of Indianapolis Department of Public Utilities Thermal Energy System , Revenue,
First Lien , 2025 A , Refunding , 5.5% , 10/01/50 ........................... 1,500,000 1,588,691
City of Indianapolis Department of Public Utilities Thermal Energy System , Revenue,
First Lien , 2025 A , Refunding , 5.5% , 10/01/55 ........................... 4,025,000 4,231,111
CWA Authority, Inc. , Revenue, First Lien , 2024 A , Refunding , 5% , 10/01/38 ....... 500,000 543,324
CWA Authority, Inc. , Revenue, First Lien , 2024 A , Refunding , 5% , 10/01/41 ....... 1,000,000 1,068,018
CWA Authority, Inc. , Revenue, First Lien , 2024 A , Refunding , 5% , 10/01/42 ....... 1,350,000 1,438,486
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 A , 4.3% , 5/01/29 ... 750,000 758,376
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.25% , 5/01/45 .. 1,000,000 1,016,586
Indiana Housing & Community Development Authority , Cambridge Square North
Housing LP , Revenue , 2026 , FNMA Insured , 4.5% , 8/01/42 .................. 6,275,000 6,129,397
Indianapolis Local Public Improvement Bond Bank , City of Indianapolis , Revenue , 2019
A , 5% , 2/01/44 .................................................... 1,175,000 1,201,668
17,975,657
Iowa 0.2%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/46 ........................................................ 1,150,000 992,243
a
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.95% , 5/15/31 ...................................... 2,000,000 2,000,000
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.6% ,
5/15/28 ........................................................ 630,000 652,417
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 4.5% , 10/01/35 ... 750,000 747,313
4,391,973
Kansas 0.2%
Johnson & Miami Counties ,
Unified School District No. 230 Spring Hills , GO , 2025 , Refunding , AG Insured , 6% ,
9/01/43 ........................................................ 1,600,000 1,805,869
Unified School District No. 230 Spring Hills , GO , 2025 , Refunding , AG Insured , 6% ,
9/01/44 ........................................................ 1,575,000 1,770,153
Unified School District No. 230 Spring Hills , GO , 2025 , Refunding , AG Insured , 6% ,
9/01/45 ........................................................ 1,650,000 1,847,314
5,423,336
Kentucky 3.5%
City of Columbia , Lindsey Wilson College, Inc. , Revenue , 2019 , Refunding , 5% ,
12/01/33 ........................................................ 3,000,000 3,003,218
a
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put ,
4.7% , 6/01/27 .................................................... 5,000,000 5,035,022
Kentucky Bond Development Corp. ,
PRG Wildcats LLC , Revenue , 2026 A , 5% , 10/31/41 ........................ 2,100,000 2,228,685
PRG Wildcats LLC , Revenue , 2026 A , 5% , 10/31/42 ........................ 2,000,000 2,111,075
PRG Wildcats LLC , Revenue , 2026 A , 5% , 10/31/44 ........................ 1,170,000 1,220,421
Kentucky Economic Development Finance Authority ,
KentuckyWired Infrastructure Co., Inc. , Revenue, Senior Lien , 2015 A , 5% , 7/01/30 2,080,000 2,082,286
Masonic Homes of Kentucky, Inc. Obligated Group , Revenue , 2016 A , Refunding ,
5% , 5/15/51 .................................................... 1,500,000 1,206,339

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Kentucky Public Energy Authority ,
a
Revenue , 2024 A , Mandatory Put , 5% , 7/01/30 ............................ $ 21,770,000 $ 22,565,082
a
Revenue , 2024 B , Refunding , Mandatory Put , 5% , 8/01/32 ................... 3,750,000 3,907,206
a
Revenue , 2025 A , Refunding , Mandatory Put , 5.25% , 12/01/29 ................ 11,710,000 12,316,841
Revenue , 2025 B , 5% , 12/01/33 ....................................... 21,235,000 21,568,942
Louisville/Jefferson County Metropolitan Government ,
Norton Healthcare Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/31 .. 2,750,000 2,759,848
Norton Healthcare Obligated Group , Revenue , 2023 A , Refunding , 5% , 10/01/41 .. 4,700,000 4,882,720
University of Kentucky ,
Revenue , 2024 , 5% , 10/01/41 ........................................ 1,475,000 1,559,543
Revenue , 2024 , 5% , 10/01/42 ........................................ 1,850,000 1,948,901
88,396,129
Louisiana 0.2%
b
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Christwood Obligated Group , Revenue , 144A, 2024 , Refunding , 4.25% , 11/15/30 .. 895,000 896,221
Christwood Obligated Group , Revenue , 144A, 2024 , Refunding , 5% , 11/15/37 .... 1,900,000 1,938,373
Louisiana Public Facilities Authority , Loyola University New Orleans , Revenue , 2021 ,
Refunding , 4% , 10/01/40 ............................................ 1,570,000 1,406,588
4,241,182
Maryland 1.2%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2017 B , Refunding , 5% , 7/01/39 ............ 12,520,000 12,558,420
Wastewater Utility Fund , Revenue, Sub. Lien , 2014 C , 5% , 7/01/39 ............ 6,500,000 6,501,360
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2018 A , Refunding ,
5% , 1/01/36 ...................................................... 300,000 302,352
County of Frederick ,
b
Mount St. Mary's University, Inc. , Revenue , 144A, 2017 A , Refunding , 5% , 9/01/27 . 1,400,000 1,402,988
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.25% ,
7/01/29 ........................................................ 565,000 557,039
Maryland Economic Development Corp. ,
City of Baltimore Port Covington Development District , Tax Allocation , 2020 , 3.25% ,
9/01/30 ........................................................ 1,185,000 1,144,787
City of Baltimore Port Covington Development District , Tax Allocation , 2020 , 4% ,
9/01/40 ........................................................ 4,530,000 4,109,504
PRG-Towson Place Properties LLC , Revenue, Senior Lien , 2024 A-1 , Refunding , 5% ,
6/01/38 ........................................................ 460,000 472,211
PRG-Towson Place Properties LLC , Revenue, Senior Lien , 2024 A-1 , Refunding , 5% ,
6/01/39 ........................................................ 500,000 508,636
Maryland Health & Higher Educational Facilities Authority , Stevenson University, Inc. ,
Revenue , 2021 A , Refunding , 4% , 6/01/34 ............................... 250,000 244,002
Montgomery County Housing Opportunities Commission , Multi-family Housing ,
Revenue , 2012 A , 3.75% , 7/01/32 ..................................... 1,500,000 1,499,435
29,300,734
Massachusetts 0.8%
Massachusetts Development Finance Agency ,
Bentley University , Revenue , 2025 , 5% , 7/01/37 ........................... 750,000 812,188
Bentley University , Revenue , 2025 , 5% , 7/01/39 ........................... 1,100,000 1,172,237
Bentley University , Revenue , 2025 , 5% , 7/01/41 ........................... 1,100,000 1,159,891
Bentley University , Revenue , 2025 , 5% , 7/01/45 ........................... 1,225,000 1,273,801
Boston Medical Center Corp. Obligated Group , Revenue , 2015 D , 4% , 7/01/45 .... 625,000 548,537
CHF Wentworth, Inc. , Revenue , 2026 A , 5.25% , 7/01/41 ..................... 850,000 873,285

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
CHF Wentworth, Inc. , Revenue , 2026 A , 5% , 7/01/46 ....................... $ 975,000 $ 963,941
Emerson College , Revenue , 2025 , Refunding , 5% , 1/01/28 .................. 1,150,000 1,173,187
Emmanuel College , Revenue , 2016 A , Refunding , 5% , 10/01/43 ............... 1,905,000 1,823,504
Lasell University , Revenue , 2021 , Refunding , 4% , 7/01/40 ................... 7,515,000 6,671,620
Lasell University , Revenue , 2021 , Refunding , 4% , 7/01/45 ................... 1,650,000 1,414,652
Simmons University , Revenue , K-1 , Refunding , 5% , 10/01/26 ................. 950,000 949,591
Simmons University , Revenue , K-1 , Refunding , 5% , 10/01/27 ................. 1,150,000 1,147,745
19,984,179
Michigan 2.0%
City of Detroit ,
GO , 2023 B , 6.844% , 5/01/28 ......................................... 110,000 112,511
GO , B-1 , 4% , 4/01/44 ............................................... 7,450,496 5,853,632
County of Genesee ,
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/37 ......... 750,000 813,850
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/38 ......... 585,000 630,985
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/39 ......... 800,000 857,577
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ 15,250,000 15,589,872
Grand Rapids Economic Development Corp. , Michigan Christian Home Obligated
Group , Revenue , 2025 A , Refunding , 5.75% , 11/01/45 ...................... 2,000,000 2,031,188
Kalamazoo Public Schools ,
GO , 2023 I , AG Insured , 5% , 5/01/45 ................................... 885,000 923,393
GO , 2023 I , AG Insured , 5% , 5/01/48 ................................... 820,000 840,708
Kentwood Economic Development Corp. , Holland Home Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/37 ....................................... 1,000,000 1,000,720
Michigan Finance Authority ,
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 4% ,
11/15/46 ....................................................... 6,995,000 6,128,624
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/27 ........................................................ 45,000 44,942
McLaren Health Care Corp. Obligated Group , Revenue , 2019 A , BAM Insured , 4% ,
2/15/47 ........................................................ 1,725,000 1,580,395
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.25% , 2/29/40 ........... 500,000 524,852
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.25% , 2/28/41 ........... 550,000 573,864
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.25% , 2/28/42 ........... 625,000 649,903
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.25% , 2/28/43 ........... 800,000 829,732
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 750,000 778,694
Michigan State University , Revenue , 2019 B , 5% , 2/15/44 ..................... 3,000,000 3,073,893
Michigan Strategic Fund ,
b
Revenue , 144A, 2026 , 4.625% , 10/01/41 ................................ 3,095,000 3,088,301
b
Detroit Brownfield Redevelopment Authority Bedrock Detroit , Revenue , 144A, 2026 ,
4.25% , 10/01/36 ................................................. 820,000 814,142
Holland Home Obligated Group , Revenue , 2019 , Refunding , 5% , 11/15/34 ....... 1,900,000 1,935,113
48,676,891
Minnesota 1.5%
City of Ham Lake , DaVinci Academy of Arts and Science , Revenue , 2016 A , 5% ,
7/01/47 ......................................................... 2,000,000 1,657,050
City of Minneapolis ,
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/33 ....................................................... 3,410,000 3,494,074
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/36 ....................................................... 1,050,000 1,068,542

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Minneapolis, (continued)
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , AG Insured ,
5% , 11/15/36 ................................................... $ 4,835,000 $ 4,968,140
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 7,575,000 7,588,469
Duluth Economic Development Authority , Benedictine Health System Obligated Group ,
Revenue , 2021 A , Refunding , 4% , 7/01/31 ............................... 625,000 608,150
Housing & Redevelopment Authority of The City of St. Paul Minnesota , Hmong College
Prep Academy , Revenue , 2016 A , Refunding , 5.5% , 9/01/36 .................. 3,000,000 3,001,421
Minnesota Health & Education Facilities Authority , Augsburg University , Revenue , 2016
A , 5% , 5/01/46 .................................................... 750,000 515,662
Minnesota Municipal Gas Agency , Revenue , 2026 A , 5% , 9/01/35 ............... 14,000,000 14,342,605
St. Paul Port Authority , District Energy St. Paul Obligated Group , Revenue , 2023-4 ,
5.25% , 10/01/42 ................................................... 1,000,000 1,019,185
38,263,298
Mississippi 0.1%
County of Warren , International Paper Co. , Revenue , 2018 , Refunding , 4% , 9/01/32 . 3,250,000 3,301,906
Missouri 1.3%
City of St. Louis , Airport , Revenue , 2022 A , Refunding , 5% , 7/01/30 .............. 1,430,000 1,511,192
Health & Educational Facilities Authority of the State of Missouri ,
Mercy Health , Revenue , 2015 B , Refunding , 5% , 2/01/33 .................... 2,025,000 2,027,088
Mercy Health , Revenue , 2023 , 5.5% , 12/01/40 ............................ 1,100,000 1,199,143
Mercy Health , Revenue , 2023 , 5.5% , 12/01/41 ............................ 2,100,000 2,280,388
b
Missouri Baptist College , Revenue , 144A, 2025 , Refunding , 4.5% , 10/01/30 ...... 500,000 494,884
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
5% , 5/01/28 .................................................... 1,775,000 1,810,813
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/37 .................................................... 2,600,000 2,424,232
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/39 .................................................... 3,750,000 3,442,540
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/40 .................................................... 625,000 568,807
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/43 .................................................... 1,750,000 1,586,194
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/38 .................................................... 1,440,000 1,334,848
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/39 .................................................... 1,250,000 1,146,397
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/45 .................................................... 1,280,000 1,161,321
Kansas City Industrial Development Authority ,
City of Kansas City Airport , Revenue , 2019 A , 5% , 3/01/35 ................... 5,000,000 5,135,931
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/32 ................... 1,000,000 1,035,631
City of Kansas City Airport , Revenue , 2020 A , 5% , 3/01/30 ................... 1,540,000 1,629,546
Poplar Bluff Regional Transportation Development District ,
Sales Tax , Revenue , 2023 B , Refunding , 3.375% , 12/01/31 .................. 460,000 441,550
Sales Tax , Revenue , 2023 B , Refunding , 4% , 12/01/37 ...................... 2,300,000 2,131,991
31,362,496
Montana 0.1%
City of Forsyth , NorthWestern Corp. , Revenue , 2023 , Refunding , 3.875% , 7/01/28 ... 2,200,000 2,224,917
Nebraska 0.9%
Central Plains Energy Project , Revenue , 2017 A , Refunding , 5% , 9/01/28 ......... 3,325,000 3,418,463

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nebraska (continued)
Omaha Public Power District ,
Revenue , 2021 A , 5% , 2/01/46 ........................................ $ 5,000,000 $ 5,163,611
Revenue , 2024 C , 5% , 2/01/43 ........................................ 4,500,000 4,783,999
Revenue , 2024 C , 5% , 2/01/44 ........................................ 5,415,000 5,730,543
Revenue , 2024 D , Refunding , 5% , 2/01/43 ............................... 2,300,000 2,445,155
21,541,771
Nevada 1.1%
City of Las Vegas ,
Special Improvement District No. 818 , Special Assessment , 2024 , 5% , 12/01/39 ... 995,000 1,030,172
Special Improvement District No. 818 , Special Assessment , 2024 , 5% , 12/01/44 ... 925,000 940,980
County of Humboldt ,
Sierra Pacific Power Co. , Revenue , 2016 A , Refunding , 3.55% , 10/01/29 ........ 2,000,000 2,016,331
Sierra Pacific Power Co. , Revenue , 2016 B , Refunding , 3.55% , 10/01/29 ........ 1,310,000 1,320,697
a
County of Washoe ,
Sierra Pacific Power Co. , Revenue , 2016 B , Refunding , Mandatory Put , 3.625% ,
10/01/29 ....................................................... 3,000,000 3,002,450
Sierra Pacific Power Co. , Revenue , 2016 G , Refunding , Mandatory Put , 3.625% ,
10/01/29 ....................................................... 1,000,000 1,000,817
Las Vegas Convention & Visitors Authority ,
e
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2018 B , 5% ,
7/01/43 ........................................................ 9,660,000 9,846,419
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2023 A , 5% ,
7/01/39 ........................................................ 760,000 807,267
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2023 A , 5% ,
7/01/40 ........................................................ 1,550,000 1,642,859
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2023 A , 5% ,
7/01/41 ........................................................ 1,000,000 1,057,475
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2023 A , 5% ,
7/01/42 ........................................................ 1,200,000 1,266,327
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2023 A , 5% ,
7/01/43 ........................................................ 1,205,000 1,265,960
Reno-Tahoe Airport Authority ,
Revenue , 2024 A , 5.25% , 7/01/39 ..................................... 1,000,000 1,068,502
Revenue , 2024 A , 5.25% , 7/01/40 ..................................... 1,000,000 1,063,824
Revenue , 2024 B , 5% , 7/01/44 ........................................ 1,100,000 1,147,842
28,477,922
New Hampshire 3.2%
New Hampshire Business Finance Authority ,
a
Revenue , 2024-1 , A , Mandatory Put , 4.15% , 10/01/34 ...................... 3,465,888 3,378,460
Revenue , 2026-1 , A , 5.1% , 12/20/42 ................................... 5,850,000 5,989,539
Caritas Acquisitions VII LLC , Revenue , 2020 A , 3.75% , 8/15/30 ............... 1,050,000 1,030,796
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.125% , 8/01/40 .. 2,605,000 2,546,563
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.75% , 8/01/45 ... 1,770,000 1,780,094
c
Hays Consolidated Independent School District , Revenue , 2026 A-1 , 5% , 12/15/33 1,380,000 1,472,848
c
Hays Consolidated Independent School District , Revenue , 2026 A-1 , 5% , 12/15/34 1,715,000 1,826,629
c
Hays Consolidated Independent School District , Revenue , 2026 A-1 , 5% , 12/15/35 2,060,000 2,193,580
c
Hays Consolidated Independent School District , Revenue , 2026 A-1 , 5% , 12/15/36 2,445,000 2,585,555
c
Hays Consolidated Independent School District , Revenue , 2026 A-1 , 5% , 12/15/38 2,250,000 2,345,819
c
Hays Consolidated Independent School District , Revenue , 2026 A-1 , 5% , 12/15/40 2,875,000 2,975,027
c
Hays Consolidated Independent School District , Revenue , 2026 A-1 , 5.25% ,
12/15/42 ....................................................... 1,000,000 1,052,624
c
Hays Consolidated Independent School District , Revenue , 2026 A-1 , 5.25% ,
12/15/43 ....................................................... 1,000,000 1,048,478

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Hampshire (continued)
New Hampshire Business Finance Authority, (continued)
c
Hays Consolidated Independent School District , Revenue , 2026 A-1 , 5.25% ,
12/15/44 ....................................................... $ 965,000 $ 1,005,771
National Finance Authority , Revenue , 2020-1 , A , 4.125% , 1/20/34 .............. 2,411,835 2,409,952
National Finance Authority , Revenue , 2024-1 , A , 4.25% , 7/20/41 ............... 2,913,888 2,808,764
National Finance Authority , Revenue , 2024-2 , A , 3.625% , 8/20/39 .............. 7,656,548 7,205,561
d
National Finance Authority , Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ........ 3,946,222 3,768,826
d
National Finance Authority , Revenue , FRN , 2025-1 , A-1 , 4.166% , 1/20/41 ........ 9,626,679 9,220,656
National Finance Authority , Revenue , 2026-1 , A-1 , 4.25% , 7/20/41 ............. 3,743,421 3,536,249
a
National Finance Authority , Revenue , 2026-2 , A-1 , Mandatory Put , 4.4% , 4/01/36 .. 9,987,689 9,905,727
d
National Finance Authority , Revenue , FRN , 2025-3 , A-2 , 4.946% , 2/20/41 ........ 4,973,505 4,782,232
National Finance Authority , Revenue , 2026-1 , A-2 , 4.25% , 7/20/41 ............. 1,497,368 1,350,865
d
National Finance Authority , Revenue, Sub. Lien , FRN , 2024-4 , B-CA , 3.923% ,
7/20/40 ........................................................ 500,000 432,588
New Hampshire Health and Education Facilities Authority Act , Southern New
Hampshire Health Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/37 .... 2,000,000 2,001,171
78,654,374
New Jersey 0.7%
b
Middlesex County Improvement Authority ,
H3 Residential Urban Renewal LLC , Revenue , 144A, 2026 , IA , 5.95% , 6/01/61 ... 3,920,000 3,999,374
H3 Residential Urban Renewal LLC , Revenue , 144A, 2026 , II , 7.125% , 6/01/61 ... 5,950,000 6,047,730
a
New Jersey Economic Development Authority ,
New Jersey-American Water Co., Inc. , Revenue , 2019 A , Refunding , Mandatory Put ,
2.2% , 12/03/29 .................................................. 3,500,000 3,293,456
New Jersey-American Water Co., Inc. , Revenue , 2020 B , Refunding , Mandatory Put ,
3.75% , 6/01/28 .................................................. 3,000,000 3,019,107
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2023
A , Refunding , 4.25% , 6/15/40 ......................................... 2,000,000 1,961,532
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 4.25% , 7/01/33 ....................................... 460,000 462,920
18,784,119
New Mexico 0.1%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 2,000,000 1,705,081
City of Santa Fe , El Castillo Retirement Residences Obligated Group , Revenue , 2012 ,
5% , 5/15/42 ...................................................... 985,000 969,642
b
Mesa Del Sol Public Improvement District No. 1 , Revenue , 144A, 2026 A , 5.1% ,
10/01/46 ........................................................ 350,000 347,636
3,022,359
New York 7.7%
Build NYC Resource Corp. ,
Classical Charter School, Inc. , Revenue , 2023 A , 4% , 6/15/33 ................ 855,000 828,677
b
East Harlem Scholars Academy Charter School Obligated Group , Revenue , 144A,
2022 , 5% , 6/01/32 ................................................ 375,000 378,623
Global Community Charter School , Revenue , 2022 A , 4% , 6/15/32 ............. 500,000 472,055
Grand Concourse Acadmey Charter School , Revenue , 2022 A , 3.4% , 7/01/27 .... 70,000 69,783
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/44 ...................... 1,265,000 1,330,980
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/50 ...................... 1,000,000 1,025,617
b
Unity Preparatory Charter School of Brooklyn , Revenue , 144A, 2023 A , 5% , 6/15/33 655,000 680,215
City of New York ,
GO , 2024 D , 5.5% , 4/01/48 .......................................... 16,025,000 17,053,435
GO , 2024 D , 5.5% , 4/01/49 .......................................... 1,000,000 1,059,529
GO , 2025 C-1 , 5.25% , 9/01/45 ........................................ 1,465,000 1,561,329

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp. , Culinary Institute of America (The) ,
Revenue , 2018 , Refunding , 5% , 7/01/34 ................................. $ 500,000 $ 509,912
Empire State Development Corp. , State of New York Sales Tax , Revenue , 2023 A , 5% ,
3/15/44 ......................................................... 5,000,000 5,275,764
Monroe County Industrial Development Corp. , Andrews Terrace Community Partners
LP , Revenue , 2023 A , FNMA Insured , 4.72% , 1/01/44 ....................... 5,000,000 4,871,581
New York City Housing Development Corp. ,
Revenue , 2012 L-2-A , 4% , 5/01/44 ..................................... 805,000 738,008
Revenue , 2016 C-1-A , 3.4% , 11/01/47 .................................. 375,000 306,454
Revenue , 2017 G-1 , 3.45% , 11/01/37 ................................... 1,445,000 1,316,182
Revenue , 2019 G-1-B , Refunding , 3% , 11/01/44 ........................... 765,000 612,732
a
Revenue , 2022 F-2-B , FHA Insured , Mandatory Put , 3.4% , 12/22/26 ............ 12,665,000 12,669,518
a
Revenue , 2023 A-2 , Mandatory Put , 3.7% , 12/30/27 ........................ 10,000,000 10,003,624
8 Spruce NY Owner LLC , Revenue , 2024 , B , Refunding , 6.033% , 12/15/31 ...... 500,000 504,681
8 Spruce NY Owner LLC , Revenue , 2024 , E , Refunding , 4.375% , 12/15/31 ...... 1,750,000 1,768,055
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 7,085,000 7,247,035
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue,
Sub. Lien , 2022 EE , Refunding , 5% , 6/15/45 ............................. 2,730,000 2,855,347
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2025 H-1 , 5% , 11/01/44 ..................... 5,000,000 5,274,870
Future Tax Secured , Revenue , 2026 A-1 , 5.25% , 5/01/46 .................... 2,000,000 2,132,821
New York Liberty Development Corp. , 7 World Trade Center II LLC , Revenue , 2022 A ,
1 , Refunding , 3% , 9/15/43 ........................................... 9,865,000 7,849,200
New York State Dormitory Authority ,
e
Cornell University , Revenue , 2024 A , Refunding , 5.5% , 7/01/54 ............... 10,000,000 10,685,558
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5.5% , 7/01/36 .......... 1,720,000 1,880,715
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/44 ........ 9,180,000 9,385,828
State of New York Sales Tax , Revenue , 2025 A , Refunding , 5% , 3/15/44 ......... 3,000,000 3,200,263
State of New York Sales Tax , Revenue , 2025 A , Refunding , 5% , 3/15/45 ......... 3,750,000 3,975,665
State of New York Sales Tax , Revenue , 2025 A , Refunding , 5% , 3/15/46 ......... 4,465,000 4,695,652
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 ...................... 3,700,000 3,756,415
New York State Housing Finance Agency ,
Revenue , 2016 C , GNMA Insured , 3.05% , 11/01/36 ........................ 1,500,000 1,312,922
Revenue , 2023 C-1 , 4.5% , 11/01/43 .................................... 1,000,000 993,190
a
State of New York Personal Income Tax , Revenue , 2024 A-2 , Mandatory Put , 3.35% ,
6/15/29 ........................................................ 4,000,000 4,006,328
a
State of New York Personal Income Tax , Revenue , 2024 A-2 , Mandatory Put , 3.45% ,
12/15/30 ....................................................... 2,480,000 2,486,527
a
West 38TH Street LLC , Revenue , 2014 A , FHLMC Insured , Mandatory Put , 3.57% ,
11/01/31 ....................................................... 1,000,000 992,931
New York State Thruway Authority , State of New York Personal Income Tax , Revenue ,
2022 C , 5% , 3/15/53 ............................................... 4,000,000 4,068,546
New York Transportation Development Corp. ,
American Airlines, Inc. , Revenue , 2021 , Refunding , 2.25% , 8/01/26 ............ 50,000 50,000
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 3,210,000 3,332,538
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 4,000,000 4,241,406
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/39 ............. 3,000,000 3,097,901
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/41 ............. 2,000,000 2,052,908
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/38 ............................ 2,000,000 2,102,429
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/39 ............................ 1,000,000 1,046,163
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/40 ............................ 875,000 912,743
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.5% , 6/30/42 ................... 1,750,000 1,831,866
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 15,660,000 16,161,500
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/40 .............................. 1,200,000 1,322,007
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/41 .............................. 1,350,000 1,480,276

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
b
Oneida Indian Nation of New York ,
Revenue , 144A, 2024 A , 8% , 9/01/40 ................................... $ 2,875,000 $ 2,853,010
Revenue , 144A, 2024 B , 6% , 9/01/43 ................................... 1,700,000 1,817,580
Port Authority of New York & New Jersey ,
Revenue , 197th , Refunding , 5% , 11/15/35 ............................... 5,000,000 5,024,138
e
Revenue , 218th , 5% , 11/01/49 ........................................ 1,535,000 1,551,065
Revenue , 236th , 5% , 1/15/37 ......................................... 1,000,000 1,060,127
Suffolk Regional Off-Track Betting Corp. , Revenue , 2024 , 5.75% , 12/01/44 ........ 1,000,000 1,021,176
190,795,400
North Carolina 0.1%
North Carolina Capital Facilities Finance Agency , Campbell University, Inc. , Revenue ,
2021 A , Refunding , 5% , 10/01/26 ...................................... 1,250,000 1,252,556
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 C , Refunding ,
5% , 3/01/28 .................................................... 365,000 374,081
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 C , Refunding ,
4% , 3/01/29 .................................................... 755,000 764,478
2,391,115
North Dakota 0.5%
Cass County Joint Water Resource District , Revenue , 2024 A , Refunding , 3.45% ,
4/01/27 ......................................................... 8,000,000 7,991,753
City of Grand Forks , Altru Health System Obligated Group , Revenue , 2021 , Refunding ,
AG Insured , 3% , 12/01/46 ........................................... 8,000,000 5,816,717
13,808,470
Ohio 3.5%
Cleveland-Cuyahoga County Port Authority ,
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5% , 12/01/33 ........ 3,460,000 3,517,064
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.25% , 12/01/38 ..... 500,000 506,855
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 6/01/34 ......................................... 1,400,000 1,367,004
Revenue , 2024 , 5% , 6/01/34 ......................................... 3,325,000 3,463,385
Revenue , 2025 C , 4% , 11/01/35 ....................................... 3,080,000 2,945,987
Revenue , 2025 C , 5% , 11/01/35 ....................................... 2,000,000 2,090,294
Revenue , 2025 D , 4% , 11/01/35 ....................................... 10,000,000 9,851,262
Revenue , 2025 D , 5% , 11/01/35 ....................................... 4,500,000 4,703,161
Revenue , 2025 F , 4% , 12/01/35 ....................................... 6,385,000 6,090,604
CMHA Country Ridge LLC , Revenue , 2024 , 4.375% , 12/01/41 ................ 1,905,000 1,814,723
Columbus-Franklin County Finance Authority , Revenue , 2025 A , FNMA Insured ,
5.125% , 1/01/44 ................................................... 4,800,000 4,946,796
County of Allen , Hospital Facilities, Bon Secours Mercy Health, Inc. , Revenue , 2015 A ,
Refunding , 4% , 11/01/44 ............................................ 2,700,000 2,441,519
County of Franklin , Friendship Village of Dublin Obligated Group , Revenue , 2014 ,
Refunding , 5% , 11/15/34 ............................................ 700,000 700,165
County of Hamilton , Life Enriching Communities Obligated Group , Revenue , 2016 ,
Refunding , 5% , 1/01/36 ............................................. 3,055,000 3,055,742
County of Scioto , Southern Ohio Medical Center Obligated Group , Revenue , 2016 ,
Refunding , 5% , 2/15/33 ............................................. 500,000 500,228
Dayton-Montgomery County Port Authority , Dayton Regional STEM Schools, Inc. ,
Revenue , 2024 , 5% , 12/01/44 ........................................ 500,000 502,014
Ohio Air Quality Development Authority ,
a
Duke Energy Corp. , Revenue , 2022 A , Refunding , Mandatory Put , 4.25% , 6/01/27 . 6,955,000 7,001,617
Ohio Valley Electric Corp. , Revenue , 2026 C , 4.125% , 1/01/36 ................ 4,000,000 3,922,070

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Air Quality Development Authority, (continued)
b
Pratt Paper OH LLC , Revenue , 144A, 2017 , 4.25% , 1/15/38 .................. $ 11,780,000 $ 11,539,656
Ohio Higher Educational Facility Commission ,
Cleveland Institute of Art (The) , Revenue , 2018 , 5% , 12/01/28 ................ 720,000 722,574
Cleveland Institute of Art (The) , Revenue , 2018 , 5% , 12/01/33 ................ 1,570,000 1,553,239
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/32 .............. 600,000 614,986
John Carroll University , Revenue , 2020 , 5% , 10/01/28 ...................... 370,000 378,236
Port of Greater Cincinnati Development Authority ,
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/48 .................. 400,000 416,473
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/53 .................. 525,000 541,531
Revenue, Senior Lien , 2024 A , Refunding , 5% , 12/01/48 .................... 825,000 848,287
Revenue, Senior Lien , 2024 A , Refunding , 5% , 12/01/53 .................... 800,000 811,207
State of Ohio ,
Revenue , 2026 A , 5% , 10/01/35 ....................................... 1,100,000 1,232,574
Revenue , 2026 A , 5% , 12/01/36 ....................................... 1,000,000 1,129,727
Revenue , 2026 A , 5% , 10/01/38 ....................................... 1,600,000 1,750,794
Revenue , 2026 A , 5% , 10/01/39 ....................................... 1,300,000 1,409,808
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 5% , 11/15/26 285,000 286,117
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 5% , 11/15/27 240,000 244,116
Summit County Development Finance Authority , PRG - Akron Properties LLC ,
Revenue , 2025 A , BAM Insured , 5% , 7/01/45 ............................. 1,940,000 1,977,912
West Central Ohio Port Authority ,
Global Impact STEM Academy , Revenue , 2025 A , 5% , 12/01/40 ............... 725,000 732,135
Global Impact STEM Academy , Revenue , 2025 A , 5% , 12/01/45 ............... 660,000 642,557
86,252,419
Oregon 0.1%
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ...................... 105,000 105,183
Port of Portland ,
Airport , Revenue , 24 B , 5% , 7/01/33 .................................... 2,000,000 2,011,552
Airport , Revenue , 25 B , 5% , 7/01/39 .................................... 1,350,000 1,382,159
3,498,894
Others 0.3%
d
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , FRN , 2024-ML25 , ACA ,
3.541% , 11/25/38 .................................................. 4,305,472 3,998,040
FHLMC, Multi-family VRD Certificates ,
b
144A, 2019-ML48 , A , 3.15% , 1/15/36 ................................... 2,960,000 2,698,146
2022-ML68 , A , 3.15% , 10/15/36 ....................................... 1,245,000 1,098,568
7,794,754
Pennsylvania 3.3%
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/34 ........................................ 2,330,000 2,439,662
Revenue , 2021 A , 5% , 1/01/35 ........................................ 8,155,000 8,509,847
Revenue , 2023 A , AG Insured , 5.5% , 1/01/41 ............................. 1,000,000 1,069,259
Revenue , 2023 A , AG Insured , 5.5% , 1/01/42 ............................. 1,000,000 1,066,111
Revenue , 2023 A , AG Insured , 5.5% , 1/01/43 ............................. 1,500,000 1,594,304
Chester County Industrial Development Authority ,
Avon Grove Charter School , Revenue , 2024 , 5% , 3/01/27 ................... 3,600,000 3,602,835
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 750,000 711,359
Crawford County Industrial Development Authority ,
Allegheny College , Revenue , 2016 , Refunding , 5% , 5/01/28 .................. 1,370,000 1,371,123
Allegheny College , Revenue , 2016 , Refunding , 5% , 5/01/29 .................. 1,440,000 1,440,801
Allegheny College , Revenue , 2016 , Refunding , 5% , 5/01/30 .................. 1,510,000 1,510,684

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Crawford County Industrial Development Authority, (continued)
Allegheny College , Revenue , 2016 , Refunding , 5% , 5/01/31 .................. $ 1,465,000 $ 1,465,924
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/29 ...................................................... 190,000 190,037
Lancaster Industrial Development Authority , Landis Homes Obligated Group , Revenue ,
2021 , Refunding , 4% , 7/01/46 ........................................ 675,000 588,087
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/41 ........................................ 1,775,000 1,515,702
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/35 ........................................................ 2,030,000 2,165,047
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/36 ........................................................ 1,650,000 1,755,929
PA Bridges Finco LP , Revenue , 2015 , 5% , 12/31/34 ........................ 16,800,000 16,808,729
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 725,000 734,047
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/30 ........ 115,000 116,578
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/31 ........ 165,000 167,203
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/32 ........ 540,000 546,394
a
Waste Management, Inc. , Revenue , 2026 A , Mandatory Put , 2.91% , 7/02/29 ..... 4,000,000 4,001,483
Pennsylvania Higher Education Assistance Agency , Revenue , 2026-1A , 4.25% , 6/01/47 2,375,000 2,292,156
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2017 , Refunding , 5% , 5/01/30 ................... 795,000 806,930
c
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2026 B ,
Refunding , 5% , 8/15/37 ............................................ 1,000,000 1,082,915
c
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2026 B ,
Refunding , 5% , 8/15/38 ............................................ 500,000 536,331
c
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2026 B ,
Refunding , 5% , 8/15/39 ............................................ 500,000 531,540
c
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2026 B ,
Refunding , 5% , 8/15/40 ............................................ 700,000 742,134
c
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2026 B ,
Refunding , 5% , 8/15/42 ............................................ 500,000 525,833
Pennsylvania Housing Finance Agency ,
Baldwin Housing LP , Revenue , 2025 , FNMA Insured , 4.6% , 11/01/42 ........... 9,835,000 9,659,797
MCAP Walnut Park Plaza LP , Revenue , 2026 A , FHLMC Insured , 4.85% , 8/01/45 .. 10,000,000 9,735,915
Philadelphia Authority for Industrial Development ,
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 935,000 932,687
b,g
University of the Arts (The) , Revenue , 144A, 2017 , 4.5% , 3/15/29 .............. 504,017 100,803
b,g
University of the Arts (The) , Revenue , 144A, 2017 , 5% , 3/15/45 ............... 1,705,902 341,181
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/40 1,250,000 1,339,664
81,999,031
Rhode Island 0.2%
Rhode Island Health and Educational Building Corp. ,
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/38 .......... 350,000 363,770
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/39 .......... 400,000 412,404
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/40 .......... 350,000 358,084
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/45 .......... 3,000,000 3,023,880
4,158,138
South Carolina 2.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 2025 , Mandatory Put , 4% , 3/01/35 ............................. 5,000,000 4,909,490
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5% , 11/15/28 ...... 250,000 256,272
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5% , 11/15/29 ...... 200,000 206,043

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, (continued)
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5% , 11/15/30 ...... $ 225,000 $ 232,349
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5% , 11/15/31 ...... 250,000 258,839
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5.25% , 11/15/39 ... 800,000 815,011
Bishop Gadsden Episcopal Retirement Community Obligated Group , Revenue , 2025 ,
5% , 4/01/41 .................................................... 1,095,000 1,129,869
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/44 ..... 5,000,000 4,550,638
Bon Secours Mercy Health, Inc. , Revenue , 2025 A , 5.25% , 11/01/44 ............ 3,300,000 3,534,211
Novant Health Obligated Group , Revenue , 2024 A , 5% , 11/01/34 .............. 1,615,000 1,768,176
Novant Health Obligated Group , Revenue , 2024 A , 5.25% , 11/01/44 ............ 10,000,000 10,553,664
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/45 ............. 6,000,000 6,429,419
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/46 ............. 10,500,000 11,201,503
South Carolina Public Service Authority ,
Revenue , 2016 A , 5% , 12/01/37 ....................................... 2,320,000 2,321,346
Revenue , 2016 B , Refunding , 5% , 12/01/37 .............................. 500,000 501,967
Revenue , 2025 A , 5% , 12/01/44 ....................................... 3,750,000 3,945,452
Revenue , 2025 A , 5% , 12/01/46 ....................................... 2,000,000 2,081,209
Revenue , 2025 B , Refunding , 5% , 12/01/44 .............................. 1,500,000 1,578,181
Revenue , 2025 B , Refunding , 5% , 12/01/46 .............................. 1,000,000 1,040,605
Revenue , 2025 B , Refunding , 5% , 12/01/48 .............................. 2,500,000 2,568,197
South Carolina Transportation Infrastructure Bank , Revenue , 2016 A , Refunding , 3% ,
10/01/36 ........................................................ 1,740,000 1,587,835
61,470,276
Tennessee 1.9%
Knox County Health Educational & Housing Facility Board ,
Revenue , 2024 B-1 , BAM Insured , 5% , 7/01/44 ........................... 2,200,000 2,278,655
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/39 ........................................................ 450,000 474,924
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/42 ........................................................ 1,100,000 1,147,707
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/43 ........................................................ 550,000 571,973
Village at Inskip LP , Revenue , 2023 A , FNMA Insured , 4.625% , 12/01/43 ........ 1,850,000 1,839,363
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Trevecca Nazarene University , Revenue , 2019 , Refunding , 5% , 10/01/34 ........ 450,000 453,458
Trevecca Nazarene University , Revenue , 2019 , Refunding , 5% , 10/01/48 ........ 705,000 655,908
Vanderbilt University Medical Center Obligated Group , Revenue , 2026 B , Refunding ,
5% , 7/01/42 .................................................... 9,120,000 9,649,684
Metropolitan Nashville Airport Authority (The) ,
Revenue , 2019 B , 5% , 7/01/33 ........................................ 1,000,000 1,047,321
Revenue , 2022 B , 5.5% , 7/01/36 ...................................... 650,000 710,147
Revenue , 2022 B , 5.5% , 7/01/37 ...................................... 875,000 951,034
a
Tennergy Corp. , Revenue , 2021 A , Mandatory Put , 4% , 9/01/28 ................. 13,175,000 13,272,839
a
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 12,865,000 13,408,257
46,461,270
Texas 11.8%
Arlington Higher Education Finance Corp. ,
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.125% , 6/15/34 ...... 770,000 751,676
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.25% , 6/15/39 ....... 1,075,000 1,003,386
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.5% , 6/15/44 ........ 1,330,000 1,218,754
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2025 , Refunding , 5.625% ,
6/15/45 ........................................................ 1,000,000 1,016,691
b
Magellan School (The) , Revenue , 144A, 2022 , 5.5% , 6/01/32 ................. 1,245,000 1,245,804

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Arlington Higher Education Finance Corp., (continued)
Responsive Education Solutions , Revenue , 2016 , PSF Guaranty , 3% , 8/15/41 .... $ 590,000 $ 476,287
Uplift Education , Revenue , 2017 A , Refunding , PSF Guaranty , 4% , 12/01/32 ..... 375,000 375,996
Austin Community College District , GO , 2021 , 3% , 8/01/35 .................... 1,350,000 1,236,490
Austin-Bergstrom Landhost Enterprises, Inc. ,
Revenue , 2017 , Refunding , 5% , 10/01/33 ................................ 400,000 404,201
Revenue , 2017 , Refunding , 5% , 10/01/36 ................................ 1,485,000 1,495,609
b
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 4,280,000 4,202,740
b
City of Alvarado ,
Lone Oak Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2025 , 4.5% , 9/01/32 ......................................... 143,000 144,562
Lone Oak Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2025 , 6% , 9/01/54 ........................................... 604,000 616,829
b
City of Anna , Crystal Park Public Improvement District No. 2 Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 5.5% , 9/15/45 .......................... 699,000 711,000
b
City of Austin , Estancia Hill Country Public Improvement District Improvement Area No.
3 , Special Assessment , 144A, 2026 , 4.125% , 11/01/34 ...................... 935,000 923,489
b
City of Balch Springs , Public Improvement District No. 1 , Special Assessment , 144A,
2025 , 5.875% , 9/15/54 .............................................. 695,000 711,710
b
City of Bastrop , Valverde Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................... 898,000 902,757
b
City of Celina , Mosaic Public Improvement District Improvement Area No. 2B , Special
Assessment , 144A, 2026 , 5.25% , 9/01/46 ............................... 722,000 714,368
b
City of Crandall ,
River Ridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 4.5% , 9/15/35 ............................... 425,000 423,959
River Ridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 5.25% , 9/15/45 .............................. 545,000 544,339
b
City of Dayton , Special Assessment , 144A, 2025 , 5.25% , 9/01/45 ............... 1,741,000 1,753,616
City of Dripping Springs , Special Assessment , 2025 , 4.25% , 9/01/35 ............. 315,000 312,476
b
City of Ennis ,
Special Assessment , 144A, 2025 , 4.125% , 9/15/35 ......................... 702,000 695,268
Special Assessment , 144A, 2025 , 5.25% , 9/15/45 ......................... 500,000 506,196
City of Galveston ,
Wharves & Terminal , Revenue, First Lien , 2024 A , 5.25% , 8/01/37 ............. 1,250,000 1,333,477
Wharves & Terminal , Revenue, First Lien , 2024 A , 5.25% , 8/01/38 ............. 1,650,000 1,750,190
Wharves & Terminal , Revenue, First Lien , 2024 B , 5.25% , 8/01/43 ............. 400,000 422,388
Wharves & Terminal , Revenue, First Lien , 2024 B , 5.25% , 8/01/44 ............. 500,000 526,459
City of Houston , Airport System , Revenue, Sub. Lien , 2020 A , Refunding , 4% , 7/01/35 1,500,000 1,474,577
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.25% , 7/15/33 4,000,000 4,254,273
City of Kyle ,
6 Creeks Public Improvement District Improvement Area No. 6 , Special Assessment ,
2026 , 5.375% , 9/01/46 ............................................ 800,000 799,859
Savannah Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 2026 , 5.5% , 9/01/46 .................................... 560,000 557,544
City of Lavon ,
b
Special Assessment , 144A, 2025 , 5.75% , 9/15/45 ......................... 800,000 830,677
Elevon Public Improvement District Improvement Area No. 3-5 , Special Assessment ,
2025 , 5.375% , 9/15/45 ............................................ 1,000,000 1,008,208
b
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 1,125,000 1,177,040
c
City of Mclendon-Chisholm , Special Assessment , 2026 , 5.25% , 9/15/46 ........... 844,000 828,562
City of Mesquite ,
Solterra Public Improvement District Improvement Area C-4 , Special Assessment ,
2025 , 4.25% , 9/01/35 ............................................. 1,000,000 989,770

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Mesquite, (continued)
Solterra Public Improvement District Improvement Area C-4 , Special Assessment ,
2025 , 5.25% , 9/01/45 ............................................. $ 1,140,000 $ 1,137,786
City of Princeton ,
b
Eastridge Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2025 , 4.6% , 9/01/35 ......................................... 300,000 302,199
b
Eastridge Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2025 , 5.375% , 9/01/45 ....................................... 503,000 507,664
b
Eastridge Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2025 , 5.625% , 9/01/55 ....................................... 925,000 928,289
b
Eastridge Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.25% , 9/01/45 ........................................ 1,000,000 1,009,019
b
Southridge Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2025 , 6% , 9/01/55 ................................ 801,000 817,937
b
Westridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2025 , 5.625% , 9/01/55 ....................................... 565,000 565,374
b
Winchester Crossing Public Improvement District No. 3 , Special Assessment , 144A,
2024 , 5.125% , 9/01/44 ............................................ 1,250,000 1,240,576
b
Windmore Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 6% , 9/01/55 ................................ 843,000 858,706
Windmore Public Improvement District Improvement Area No. 3 , Special
Assessment , 2025 , 5.25% , 9/01/45 ................................... 851,000 851,167
b
City of Royse City , Waterscape Annex Public Improvement District , Special
Assessment , 144A, 2026 , 5.2% , 9/15/46 ................................ 624,000 620,892
City of San Antonio ,
Electric & Gas Systems , Revenue , 2023 A , Refunding , 5.25% , 2/01/42 .......... 9,155,000 9,784,903
Electric & Gas Systems , Revenue , 2023 A , Refunding , 5.5% , 2/01/50 ........... 5,000,000 5,293,364
Electric & Gas Systems , Revenue , 2024 E , Refunding , 5% , 2/01/44 ............ 5,080,000 5,342,058
b
City of Uhland , Anderson Park Public Improvement District Area No. 1 , Special
Assessment , 144A, 2024 , 5.125% , 9/01/44 ............................... 500,000 501,676
b
City of Wharton , Special Assessment , 144A, 2025 , 5.75% , 9/15/45 .............. 640,000 660,304
Clifton Higher Education Finance Corp. ,
Braination, Inc. , Revenue , 2024 , PSF Guaranty , 5.25% , 8/15/44 ............... 750,000 785,575
Braination, Inc. , Revenue , 2024 , PSF Guaranty , 5.25% , 8/15/49 ............... 2,000,000 2,053,043
International Leadership of Texas, Inc. , Revenue , 2021 , PSF Guaranty , 3% , 8/15/39 1,560,000 1,298,042
International Leadership of Texas, Inc. , Revenue , 2024 A , Refunding , PSF Guaranty ,
5% , 8/15/37 .................................................... 1,000,000 1,057,950
International Leadership of Texas, Inc. , Revenue , 2024 A , Refunding , PSF Guaranty ,
5% , 8/15/38 .................................................... 900,000 950,041
International Leadership of Texas, Inc. , Revenue , 2024 A , Refunding , PSF Guaranty ,
5% , 8/15/39 .................................................... 1,000,000 1,048,656
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/43 .................................................. 3,875,000 4,081,929
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/45 .................................................. 4,225,000 4,434,013
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 5% , 4/01/36 ...... 560,000 592,978
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 5% , 4/01/38 ...... 265,000 278,971
b
Club Municipal Management District No. 1 , Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.1% , 9/01/44 ................................ 550,000 548,727
b
County of Denton , Green Meadows Public Improvement District Improvement Area No.
1 , Special Assessment , 144A, 2025 , 5.375% , 12/31/45 ...................... 1,660,000 1,711,730
Dallas Fort Worth International Airport ,
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/42 .......................... 17,440,000 18,494,051
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/43 .......................... 4,000,000 4,225,779
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/44 .......................... 5,450,000 5,730,909
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/45 .......................... 7,885,000 8,255,864

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Danbury Higher Education Authority, Inc. , Ser-Ninos, Inc. , Revenue , 2020 A ,
Refunding , PSF Guaranty , 4% , 8/15/41 ................................. $ 2,080,000 $ 2,037,245
EP The Arthur Public Facility Corp. , Revenue , 2026 , 4.125% , 7/01/36 ............ 1,615,000 1,550,811
Fort Bend Grand Parkway Toll Road Authority ,
Revenue, Sub. Lien , 2021 , 3% , 3/01/38 ................................. 1,205,000 1,040,296
Revenue, Sub. Lien , 2021 , 3% , 3/01/39 ................................. 1,245,000 1,051,163
a
Fort Bend Independent School District , GO , 2021 B , Refunding , PSF Guaranty ,
Mandatory Put , 0.72% , 8/01/26 ....................................... 795,000 795,000
FW Chaparral PFC , Revenue , 2025 , 4% , 10/01/35 .......................... 6,250,000 6,028,196
Harris County Cultural Education Facilities Finance Corp. ,
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/33 ... 520,000 492,526
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/38 ... 500,000 441,746
a
Houston Housing Finance Corp. , Summerdale Apartments LP , Revenue , 2023 ,
Mandatory Put , 5% , 8/01/26 .......................................... 3,000,000 3,000,000
Hutto Independent School District , GO , 2023 , PSF Guaranty , 5% , 8/01/42 ......... 1,000,000 1,058,720
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/26 125,000 125,121
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/28 150,000 153,883
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/29 175,000 180,952
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/30 200,000 207,754
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/31 200,000 208,672
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/32 150,000 148,538
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/33 150,000 147,712
Lewisville Independent School District , GO , 2019 , PSF Guaranty , 3% , 8/15/39 ...... 1,000,000 847,359
Lower Colorado River Authority , Revenue , 2022 , Refunding , AG Insured , 4% , 5/15/40 5,000,000 4,858,604
Mansfield Independent School District , GO , 2025 , PSF Guaranty , 5% , 2/15/43 ...... 1,900,000 2,020,801
Melissa Independent School District ,
GO , 2024 , PSF Guaranty , 5% , 2/01/41 .................................. 500,000 533,244
GO , 2024 , PSF Guaranty , 5% , 2/01/43 .................................. 750,000 793,707
GO , 2024 , PSF Guaranty , 5% , 2/01/44 .................................. 500,000 526,947
a
Mission Economic Development Corp. , Graphic Packaging International LLC , Revenue ,
2026 , Mandatory Put , 5% , 6/01/30 ..................................... 2,200,000 2,271,381
New Caney Independent School District , GO , 2023 , Refunding , PSF Guaranty , 5% ,
2/15/48 ......................................................... 18,000,000 18,605,516
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing College Station I LLC , Revenue , 2014 A , 5% , 4/01/29 .... 1,380,000 1,380,150
CHF-Collegiate Housing Denton LLC , Revenue , 2018 B-1 , AG Insured , 5% , 7/01/38 860,000 865,299
b
Port Arthur Housing Authority , Foothill Willow Lakes LLC , Revenue , 144A, 2026 A-S-A ,
7.5% , 10/01/36 ................................................... 2,650,000 2,552,002
Princeton Independent School District , GO , 2023 , PSF Guaranty , 5% , 2/15/40 ...... 1,000,000 1,058,412
Red Oak Independent School District ,
GO , 2023 , PSF Guaranty , 5% , 2/15/42 .................................. 2,685,000 2,827,392
GO , 2023 , PSF Guaranty , 5% , 2/15/43 .................................. 1,980,000 2,081,856
Royse City Independent School District ,
GO , 2023 , PSF Guaranty , 5% , 2/15/41 .................................. 1,000,000 1,053,316
GO , 2023 , PSF Guaranty , 5% , 2/15/42 .................................. 1,450,000 1,521,281
GO , 2023 , PSF Guaranty , 5% , 2/15/43 .................................. 1,000,000 1,048,255
San Antonio Education Facilities Corp. , University of the Incarnate Word , Revenue ,
2021 A , Refunding , 4% , 4/01/46 ....................................... 5,360,000 4,533,574
San Antonio Housing Trust Public Facility Corp. , Brooks Family Apartments LP ,
Revenue , 2024 A , FNMA Insured , 4.55% , 3/01/43 ......................... 7,350,000 7,278,515
Sinton Independent School District , GO , 2021 , PSF Guaranty , 3% , 8/15/36 ........ 1,340,000 1,185,579
State of Texas , GO , 2017 , 3% , 8/01/34 ................................... 2,255,000 2,099,523

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp. ,
Buckner Retirement Services, Inc. Obligated Group , Revenue , 2016 A , Refunding ,
5% , 11/15/37 ................................................... $ 1,980,000 $ 1,981,890
Buckner Retirement Services, Inc. Obligated Group , Revenue , 2017 , Refunding , 5% ,
11/15/37 ....................................................... 2,360,000 2,371,212
Texas Health Resources Obligated Group , Revenue , 2016 A , Refunding , 5% , 2/15/41 7,445,000 7,448,638
b
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 4,250,000 3,908,450
Texas Department of Housing & Community Affairs , THF Oaks on Lamar LP , Revenue ,
2018 , FNMA Insured , 3.55% , 9/01/34 ................................... 2,686,333 2,558,588
a
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 8,000,000 8,528,980
Texas Municipal Gas Acquisition & Supply Corp. V , Revenue , 2026 , 5% , 4/01/36 .... 16,000,000 16,529,422
Texas Transportation Finance Corp. , Revenue , 2025 A , Refunding , 5.5% , 10/01/55 .. 34,210,000 36,529,835
Tomball Independent School District , GO , 2025 , PSF Guaranty , 5% , 2/15/40 ....... 2,100,000 2,268,541
b
Town of Providence Village , Foree Ranch Public Improvement District Improvement
Area No. 2 , Special Assessment , 144A, 2025 , 4.5% , 9/01/35 ................. 413,000 410,027
Town of Trophy Club ,
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/30 ........................................................ 264,000 276,314
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/32 ........................................................ 250,000 264,800
b
Travis County Development Authority , Turner's Crossing Public Improvement District
Improvement Area No. 3 , Special Assessment , 144A, 2026 , 5.35% , 9/01/46 ...... 550,000 546,891
Trinity River Public Facility Corp. , FW Hughes House II LP , Revenue , 2026 A , 5% ,
6/01/44 ......................................................... 3,500,000 3,509,871
Uptown Development Authority , City of Houston Reinvestment Zone No. 16 , Tax
Allocation , 2021 , Refunding , 3% , 9/01/38 ................................ 1,785,000 1,352,333
Westpointe Special Improvement District ,
GO , 2025 , AG Insured , 5% , 8/15/40 .................................... 650,000 668,276
GO , 2025 , AG Insured , 5% , 8/15/45 .................................... 700,000 712,165
292,788,680
Utah 1.0%
City of Salt Lake City , Airport , Revenue , 2023 A , 5.25% , 7/01/40 ................ 8,160,000 8,649,207
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.25% , 6/01/42 ........................................... 1,000,000 1,084,340
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.25% , 6/01/44 ........................................... 1,165,000 1,255,052
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.25% , 6/01/45 ........................................... 1,000,000 1,073,092
b
MIDA Mountain Village Public Infrastructure District , Military Recreation Facilities
Project Area , Tax Allocation , 144A, 2024-2 , 5.5% , 6/15/39 ................... 1,000,000 1,027,532
Utah Charter School Finance Authority , Utah Charter Academies , Revenue , 2018 , UT
CSCE Insured , 5% , 10/15/30 ......................................... 575,000 584,064
Utah Infrastructure Agency ,
Revenue , 2017 A , Refunding , 5% , 10/15/32 .............................. 2,165,000 2,169,256
Revenue , 2017 A , Refunding , 5% , 10/15/34 .............................. 1,380,000 1,372,665
Revenue , 2019 , 5% , 10/15/27 ........................................ 1,000,000 1,017,504
Revenue , 2019 , 5% , 10/15/29 ........................................ 1,300,000 1,349,643
Revenue , 2021 , 3% , 10/15/26 ........................................ 500,000 499,393
Revenue , 2021 , 4% , 10/15/29 ........................................ 600,000 600,485
Revenue , 2021 , 4% , 10/15/31 ........................................ 460,000 454,636
Revenue , 2021 , 4% , 10/15/36 ........................................ 400,000 379,312
Revenue , 2023 , 5.25% , 10/15/35 ...................................... 1,300,000 1,384,604

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
Utah Infrastructure Agency, (continued)
Revenue , 2023 , 5.625% , 10/15/38 ..................................... $ 1,000,000 $ 1,068,251
23,969,036
Vermont 0.2%
Vermont Educational & Health Buildings Financing Agency ,
Champlain College, Inc. , Revenue , 2016 A , Refunding , 5% , 10/15/27 ........... 760,000 753,387
Champlain College, Inc. , Revenue , 2016 A , Refunding , 5% , 10/15/28 ........... 1,875,000 1,846,208
Champlain College, Inc. , Revenue , 2016 A , Refunding , 5% , 10/15/29 ........... 900,000 877,855
Champlain College, Inc. , Revenue , 2016 A , Refunding , 5% , 10/15/30 ........... 500,000 482,582
3,960,032
Virginia 0.2%
Isle Wight County Industrial Development Authority ,
Riverside Healthcare Association Obligated Group , Revenue , 2023 , AG Insured , 5% ,
7/01/37 ........................................................ 500,000 533,973
Riverside Healthcare Association Obligated Group , Revenue , 2023 , AG Insured , 5% ,
7/01/38 ........................................................ 600,000 636,686
Riverside Healthcare Association Obligated Group , Revenue , 2023 , AG Insured ,
5.25% , 7/01/43 .................................................. 2,750,000 2,902,999
Virginia Small Business Financing Authority ,
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/27 .................................................... 320,000 322,559
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/29 .................................................... 590,000 615,763
5,011,980
Washington 2.2%
Grays Harbor County Public Hospital District No. 1 ,
Revenue , 2023 , Refunding , 5.75% , 12/01/27 ............................. 695,000 710,012
Revenue , 2023 , Refunding , 6.75% , 12/01/44 ............................. 6,420,000 7,001,430
King County Housing Authority ,
Revenue , 2008 , 5.5% , 5/01/38 ........................................ 2,500,000 2,562,230
Revenue , 2020 , Refunding , 3% , 6/01/40 ................................. 1,565,000 1,290,611
Revenue , 2025 , Refunding , 5% , 7/01/40 ................................. 540,000 554,575
Revenue , 2025 , Refunding , 5.375% , 7/01/45 ............................. 2,000,000 2,090,539
Port of Seattle , Revenue , 2022 B , Refunding , 5% , 8/01/40 ..................... 1,750,000 1,814,611
Skagit County Public Hospital District No. 1 ,
Revenue , 2024 , 5.5% , 12/01/38 ....................................... 885,000 938,214
Revenue , 2024 , 5.5% , 12/01/40 ....................................... 1,000,000 1,049,812
Revenue , 2024 , 5.5% , 12/01/41 ....................................... 775,000 811,363
Revenue , 2024 , 5.5% , 12/01/42 ....................................... 875,000 913,055
State of Washington ,
GO , 2021 C , 5% , 2/01/41 ............................................ 3,860,000 4,027,943
GO , 2024 A , 5% , 8/01/44 ............................................ 5,070,000 5,343,752
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 1,140,000 1,158,223
Providence St. Joseph Health Obligated Group , Revenue , 2026 B-1 , 5% , 10/01/35 . 3,500,000 3,826,697
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 6,291,360 5,951,311
Revenue , 2023-1 , A , 3.375% , 4/20/37 .................................. 5,535,235 5,072,427
d
Revenue , FRN , 2024-1 , A , 4.221% , 3/20/40 .............................. 2,856,300 2,725,970
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/38 ........................................................ 1,580,000 1,656,560

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington State Housing Finance Commission, (continued)
b
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/45 ........................................................ $ 2,250,000 $ 2,284,155
b
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5.125% ,
7/01/33 ........................................................ 735,000 770,574
b
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 1,320,000 1,393,780
53,947,844
West Virginia 0.2%
West Virginia Hospital Finance Authority ,
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 5.75% , 9/01/41 2,180,000 2,328,060
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 5.75% , 9/01/43 3,000,000 3,183,150
5,511,210
Wisconsin 3.3%
Public Finance Authority ,
d
Revenue , FRN , 2026-1 , A-2 , 4.157% , 1/20/41 ............................ 4,989,650 4,513,605
b
AMCP Franklin LLC , Revenue, Senior Lien , 144A, 2025 A-1 , 6.75% , 12/01/60 .... 4,085,000 4,133,949
b
C/HP Cove, Inc. , Revenue , 144A, 2026 , A , 7.5% , 11/01/36 ................... 2,600,000 2,513,919
Campus Real Estate Holding Corp. LLC , Revenue , 2025 A , Refunding , 5.25% ,
6/01/45 ........................................................ 955,000 955,040
b
CHF - Manoa LLC , Revenue, Senior Lien , 144A, 2023 A , 5.5% , 7/01/43 ......... 1,000,000 979,013
b
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 2,850,000 2,930,692
a
Duke Energy Progress LLC , Revenue , 2022 A-2 , Refunding , Mandatory Put , 3.7% ,
10/01/30 ....................................................... 7,000,000 7,122,165
b
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/35 .................................................... 700,000 717,215
b
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
4.75% , 7/01/45 .................................................. 1,800,000 1,637,910
b
Inperium, Inc. Obligated Group , Revenue , 144A, 2026 , 6% , 12/01/45 ........... 925,000 966,299
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5% , 6/15/30 165,000 171,840
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5.25% ,
6/15/35 ........................................................ 275,000 294,791
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5.25% ,
6/15/45 ........................................................ 275,000 284,877
Maniilaq Association Obligated Group , Revenue , 2026 , 5.25% , 12/01/42 ........ 1,810,000 1,862,087
Maniilaq Association Obligated Group , Revenue , 2026 , 5.25% , 12/01/43 ........ 2,535,000 2,601,825
Maniilaq Association Obligated Group , Revenue , 2026 B , 5.75% , 12/01/48 ....... 4,700,000 4,901,678
b
Mater Academy of Nevada , Revenue , 144A, 2024 A , 5% , 12/15/34 ............. 1,575,000 1,594,243
b
Methodist University, Inc. (The) , Revenue , 144A, 2021 , Refunding , 4% , 3/01/29 ... 1,780,000 1,728,374
NC A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/27 ........... 880,000 889,579
NC A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/28 ........... 655,000 669,816
b
North Carolina Leadership Charter Academy, Inc. , Revenue , 144A, 2019 A , 5% ,
6/15/49 ........................................................ 1,560,000 1,433,783
b
Roseman University of Health Sciences , Revenue , 144A, 2020 , 5% , 4/01/30 ..... 375,000 381,023
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 6/30/60 ........ 4,695,000 5,141,501
b
UNC Charlotte Marriott Hotel & Conference Center , Revenue , 144A, 2021 A , 4% ,
9/01/41 ........................................................ 1,000,000 860,606
b
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 4.5% , 1/01/35 ............... 1,010,000 976,325
Wisconsin Health & Educational Facilities Authority ,
Benevolent Corp. Cedar Community Obligated Group , Revenue , 2026 , Refunding ,
5% , 6/01/40 .................................................... 1,125,000 1,147,469
Froedtert ThedaCare Health Obligated Group , Revenue , 2017 A , Refunding , 4% ,
4/01/39 ........................................................ 4,225,000 4,022,526

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Froedtert ThedaCare Health Obligated Group , Revenue , 2022 A , Refunding , 4% ,
4/01/37 ........................................................ $ 3,930,000 $ 3,869,525
Froedtert ThedaCare Health Obligated Group , Revenue , 2024 A , Refunding , 5% ,
4/01/43 ........................................................ 2,000,000 2,059,987
Froedtert ThedaCare Health Obligated Group , Revenue , 2024 A , Refunding , 5% ,
4/01/45 ........................................................ 2,500,000 2,556,830
Milwaukee Regional Medical Center Utility & Infrastructure Obligated Group ,
Revenue , 2018 , Refunding , 5% , 4/01/44 ............................... 7,890,000 7,968,672
Sanford Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 .................. 6,830,000 7,033,386
Wisconsin Housing & Economic Development Authority , Home Ownership , Revenue ,
2017 A , GNMA Insured , 2.69% , 7/01/47 ................................. 4,219,795 3,650,733
82,571,283
U.S. Territories 0.6%
District of Columbia 0.5%
District of Columbia ,
Ingleside Presbyterian Retirement Community Obligated Group , Revenue , 2017 A ,
5% , 7/01/37 .................................................... 1,200,000 1,202,475
Latin American Montessori Bilingual Public Charter School Obligated Group ,
Revenue , 2020 , Refunding , 4% , 6/01/30 ............................... 1,210,000 1,190,231
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5% , 8/31/31 ................ 5,300,000 5,579,381
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2018 A , Refunding , 5% , 10/01/35 ....................... 3,000,000 3,079,252
Aviation , Revenue , 2019 A , Refunding , 5% , 10/01/31 ....................... 1,000,000 1,047,116
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/44 ........ 5,000 4,602
e
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/53 ........ 660,000 550,600
12,653,657
Puerto Rico 0.0%
†
Commonwealth of Puerto Rico , GO , 2022 A-1 , 4% , 7/01/41 ....................
100,000 93,808
Virgin Islands 0.1%
Matching Fund Special Purpose Securitization Corp. ,
United States Virgin Islands Federal Excise Tax , Revenue , 2022 A , Refunding , 5% ,
10/01/27 ....................................................... 515,000 523,044
United States Virgin Islands Federal Excise Tax , Revenue , 2022 A , Refunding , 5% ,
10/01/30 ....................................................... 1,000,000 1,039,268
1,562,312
Total U.S. Territories .................................................................... 14,309,777
Total Municipal Bonds (Cost $ 2,431,308,279 ) ...................................
2,431,809,739
a a a a
Short Term Investments 4.9%
Shares
a
Management Investment Companies 4.4%
h,i
Putnam Short Term Investment Fund , Class P , 3.819% ....................... 108,513,449 108,513,449
Total Management Investment Companies (Cost $ 108,513,449 ) ...................
108,513,449

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 49 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds 0.5%
Minnesota 0.2%
j
City of Rochester ,
Mayo Clinic , Revenue , 2008 B , Refunding , SPA Northern Trust Co. (The) , Daily
VRDN and Put , 2.3% , 11/15/38 ...................................... $ 1,500,000 $ 1,500,000
Mayo Clinic , Revenue , 2011 B , Refunding , Daily VRDN and Put , 1.8% , 11/15/38 .. 2,000,000 2,000,000
j
Minnesota Housing Finance Agency , Revenue , 2017 F , Refunding , GNMA Insured , SPA
Royal Bank of Canada , Daily VRDN and Put , 2.15% , 1/01/41 ................. 2,000,000 2,000,000
5,500,000
Mississippi 0.0%
†
j
Mississippi Business Finance Corp. , Chevron USA, Inc. , Revenue , 2007 B , Daily
VRDN and Put , 3.15% , 12/01/30 ...................................... 980,000 980,000
New Jersey 0.0%
†
j
New Jersey Health Care Facilities Financing Authority , AHS Hospital Corp. , Revenue ,
2008 B , LOC Bank of America NA , Daily VRDN and Put , 2.18% , 7/01/36 ........ 1,000,000 1,000,000
New York 0.3%
j
City of New York , GO , 2023 A-4 , SPA TD Bank NA , Daily VRDN and Put , 2.95% ,
9/01/49 ......................................................... 1,500,000 1,500,000
j
New York City Transitional Finance Authority , Future Tax Secured , Revenue, Sub. Lien ,
2019 A-4 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.05% , 8/01/45 .. 4,000,000 4,000,000
5,500,000
Total Municipal Bonds (Cost $ 12,980,000 ) ......................................
12,980,000
Total Short Term Investments (Cost $ 121,493,449 ) ...............................
121,493,449
a
Total Investments (Cost $ 2,552,801,728 ) 102.6% ................................
$2,553,303,188
Floating Rate Notes Issued (1.8) % .............................................
(43,780,256)
Other Assets, less Liabilities (0.8) % ...........................................
(21,376,185)
Net Assets 100.0% ...........................................................
$2,488,146,747
†
Rounds to less than 0.1% of net assets.
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $305,432,822, representing 12.3% of net assets.
c
Security purchased on a when-issued basis. See Note 1 ( b ).
d
The coupon rate shown represents the rate at period end.
e
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
f
The rate shown represents the yield at period end.
g
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
h
See Note 3 ( g ) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Putnam Tax-Free Income Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Strategic
Intermediate
Municipal Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,444,288,279
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 108,513,449
Value - Unaffiliated issuers .................................................................. $2,444,789,739
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 108,513,449
Cash .................................................................................... 13
Receivables:
Investment securities sold ................................................................... 6,669,485
Capital shares sold ........................................................................ 3,269,742
Dividends and interest ..................................................................... 28,369,881
Prepaid expenses .......................................................................... 132,680
Total assets .......................................................................... 2,591,744,989
Liabilities:
Payables:
Investment securities purchased .............................................................. 52,430,462
Capital shares redeemed ................................................................... 3,114,783
Management fees ......................................................................... 854,362
Administrative fees ........................................................................ 7,351
Distribution fees .......................................................................... 95,497
Transfer agent fees ........................................................................ 761,223
Trustees' fees and expenses ................................................................. 81,493
Floating rate notes issued ................................................................... 43,780,256
Distributions to shareholders ................................................................. 1,871,145
Accrued interest (Note 1d) .................................................................. 428,032
Accrued expenses and other liabilities ........................................................... 173,638
Total liabilities ......................................................................... 103,598,242
Net assets, at value ................................................................. $2,488,146,747
Net assets consist of:
Paid-in capital ............................................................................. $2,487,543,429
Total distributable earnings (losses) ............................................................. 603,318
Net assets, at value ................................................................. $2,488,146,747

Putnam Tax-Free Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Strategic
Intermediate
Municipal Fund
Class A:
Net assets, at value ....................................................................... $409,227,401
Shares outstanding ........................................................................ 29,265,156
Net asset value per share
a,b
.................................................................. $13.98
Maximum offering price per share (net asset value per share ÷ 97.75%)
b
................................ $14.30
Class C:
Net assets, at value ....................................................................... $9,557,598
Shares outstanding ........................................................................ 681,643
Net asset value and maximum offering price per share
a,b
............................................ $14.02
Class R6:
Net assets, at value ....................................................................... $67,251,071
Shares outstanding ........................................................................ 4,809,235
Net asset value and maximum offering price per share
b
............................................. $13.98
Class Y:
Net assets, at value ....................................................................... $2,002,110,677
Shares outstanding ........................................................................ 143,100,178
Net asset value and maximum offering price per share
b
............................................. $13.99
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Tax-Free Income Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Strategic
Intermediate
Municipal Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $3,330,054
Interest:
Unaffiliated issuers ........................................................................ 100,650,932
Total investment income ................................................................... 103,980,986
Expenses:
Management fees (Note 3 a ) ................................................................... 9,352,711
Administrative fees (Note 3 b ) .................................................................. 39,783
Distribution fees: (Note 3c )
    Class A ................................................................................ 943,541
    Class C ................................................................................ 94,295
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 476,194
    Class C ................................................................................ 11,893
    Class R6 ............................................................................... 27,228
    Class Y ................................................................................ 2,412,786
Reports to shareholders fees .................................................................. 110,873
Registration and filing fees .................................................................... 69,999
Professional fees ........................................................................... 272,194
Trustees' fees and expenses (Note 3 f ) ........................................................... 86,150
Interest expense (Note 1d) .................................................................... 1,617,616
Other .................................................................................... 63,183
Total expenses ......................................................................... 15,578,446
Expense reductions ..................................................................... (14,343)
Net expenses ......................................................................... 15,564,103
Net investment income ................................................................ 88,416,883
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 6,526,829
Futures contracts ......................................................................... (1,182,521)
Net realized gain (loss) .................................................................. 5,344,308
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 24,806,638
Futures contracts ......................................................................... 677,388
Net change in unrealized appreciation (depreciation) ............................................ 25,484,026
Net realized and unrealized gain (loss) ............................................................ 30,828,334
Net increase (decrease) in net assets resulting from operations .......................................... $119,245,217

Putnam Tax-Free Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Strategic Intermediate Municipal
Fund
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $88,416,883 $64,476,837
Net realized gain (loss) ................................................. 5,344,308 (5,437,764)
Net change in unrealized appreciation (depreciation) ........................... 25,484,026 (44,374,021)
Net increase (decrease) in net assets resulting from operations ................ 119,245,217 14,665,052
Distributions to shareholders:
Class A ............................................................. (13,224,717) (9,081,813)
Class B ............................................................. — (29)
Class C ............................................................. (258,760) (200,907)
Class R6 ............................................................ (2,114,081) (1,246,384)
Class Y ............................................................. (71,670,775) (52,489,482)
Total distributions to shareholders .......................................... (87,268,333) (63,018,615)
Capital share transactions: (Note 2 )
Class A ............................................................. 119,418,149 23,666,529
Class B ............................................................. — (12,938)
Class C ............................................................. 1,822,036 (1,470,516)
Class R6 ............................................................ 23,306,902 16,123,844
Class Y ............................................................. 242,153,991 583,897,351
Total capital share transactions ............................................ 386,701,078 622,204,270
Net increase (decrease) in net assets ................................... 418,677,962 573,850,707
Net assets:
Beginning of year ....................................................... 2,069,468,785 1,495,618,078
End of year ........................................................... $2,488,146,747 $2,069,468,785

Putnam Tax-Free Income Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Putnam Strategic Intermediate Municipal Fund
1. Organization and Significant Accounting Policies
Putnam Tax-Free Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
one fund, Putnam Strategic Intermediate Municipal Fund
(Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers four classes of shares: Class A, Class C, Class R6 and Class Y.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 8  regarding other derivative information.
d. Tender Option Bonds
The Fund may participate in transactions whereby a fixed-
rate bond is transferred to a tender option bond trust (TOB
trust) sponsored by a broker. The TOB trust funds the
purchase of the fixed rate bonds by issuing floating-rate
bonds to third parties and allowing the Fund to retain the
residual interest in the TOB trust’s assets and cash flows,
which are in the form of inverse floating rate bonds. The
inverse floating rate bonds held by the Fund give the Fund
the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the Fund, causing the
TOB trust to collapse. The Fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing
by including the fixed-rate bond in the Fund’s portfolio and including the floating rate bond as a liability in the Statement of Assets and Liabilities. At the close of the reporting
period, the Fund’s investments with a value of $60,765,146
were held by the TOB trust and served as collateral for
$43,780,256 in floating-rate bonds outstanding. For the
reporting period ended July 31, 2026, the average monthly
amount of floating rate notes outstanding was $39,694,231,
and the Fund incurred interest expense of $1,409,302 for
these investments based on an average interest rate of
2.35%.
e. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its taxable income and net realized gains to relieve it from federal income and  excise taxes. As a result, no provision
for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund's federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
1. Organization and Significant Accounting Policies
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class A Shares: (10155478) –
Shares sold
a
................................... 13,478,593 $190,140,590 5,484,422 $76,631,341
Shares issued in reinvestment of distributions .......... 833,675 11,781,810 589,897 8,237,869
Shares redeemed ............................... (5,841,781) (82,504,251) (4,389,329) (61,202,681)
Net increase (decrease) .......................... 8,470,487 $119,418,149 1,684,990 $23,666,529
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

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Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class B Shares:
*
912 –
Shares issued in reinvestment of distributions .......... — $— 2 $26
Shares redeemed ............................... — — (914) (12,964)
Net increase (decrease) .......................... — $— (912) $(12,938)
Class C Shares: (24462) –
Shares sold ................................... 411,676 $5,827,226 116,427 $1,640,774
Shares issued in reinvestment of distributions .......... 15,622 221,424 11,676 163,636
Shares redeemed
a
.............................. (298,776) (4,226,614) (232,163) (3,274,926)
Net increase (decrease) .......................... 128,522 $1,822,036 (104,060) $(1,470,516)
Class R6 Shares: (2804655) –
Shares sold ................................... 2,253,264 $31,825,273 1,863,784 $25,930,657
Shares issued in reinvestment of distributions .......... 149,146 2,107,478 88,839 1,239,359
Shares redeemed ............................... (756,157) (10,625,849) (794,220) (11,046,172)
Net increase (decrease) .......................... 1,646,253 $23,306,902 1,158,403 $16,123,844
Class Y Shares: (58810449) –
Shares sold ................................... 60,631,557 $857,119,044 73,949,164 $1,034,815,336
Shares issued in reinvestment of distributions .......... 3,276,559 46,316,029 2,555,628 35,695,011
Shares redeemed ............................... (46,720,431) (661,281,082) (34,882,028) (486,612,996)
Net increase (decrease) .......................... 17,187,685 $242,153,991 41,622,764 $583,897,351
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

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Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended July 31, 2026, the gross effective investment management fee rate was 0.398% of the Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.590% of the first $5 billion,
0.540% of the next $5 billion,
0.490% of the next $10 billion,
0.440% of the next $10 billion,
0.390% of the next $50 billion,
0.370% of the next $50 billion,
0.360% of the next $100 billion and
0.355% of any excess thereafter.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

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Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C and Class Y shares that included (1) a per account fee for each direct and underlying non-
defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended July 31, 2026, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $8,598
CDSC retained .............................................................................. $10,167
3. Transactions with Affiliates
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

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Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through November 30, 2027, to waive fees and/or reimburse the Fund's expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund's investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund's average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
i. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended July 31, 2026, these purchase and sale transactions aggregated $1,630,946 and $39,435,644, respectively, with net realized gains of $60,554.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the year ended July 31, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2026, the capital loss carryforwards were as follows:
During the year ended July 31, 2026, the Fund utilized $6,066,895 of capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Strategic Intermediate Municipal Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.819% ...... $24,616,404 $811,606,429 $(727,709,384) $— $— $108,513,449 108,513,449 $3,330,054
Total Affiliated Securities ... $24,616,404 $811,606,429 $(727,709,384) $— $— $108,513,449 $3,330,054
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 556,938
Long term ................................................................................ 2,043,411
Total capital loss carryforwards ............................................................... $2,600,349
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

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Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
The tax character of distributions paid during the years ended July 31, 2026 and 2025, was as follows:
At July 31, 2026, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2026, aggregated
$1,105,686,687 and $754,182,645, respectively.
7. Credit Risk and Defaulted Securities
At July 31, 2026, the Fund had 12.0% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At July 31,
2026, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
2026 2025
Distributions paid from:
Ordinary income .......................................................... $5,214,517 $2,724,598
Tax exempt income ........................................................ 82,053,816 60,294,017
$87,268,333 $63,018,615
Cost of investments .......................................................................... $2,551,767,821
Unrealized appreciation ........................................................................ $24,228,864
Unrealized depreciation ........................................................................ (22,693,497)
Net unrealized appreciation (depreciation) .......................................................... $1,535,367
Distributable earnings:
Undistributed tax exempt income ................................................................. $3,539,446
5. Income Taxes
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

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Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
8. Other Derivative Information
For the year ended July 31, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended July 31, 2026, the average month end notional amount of futures contracts represented $156,659,484.
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 49 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2026, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Strategic Intermediate Municipal Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(1,182,521) Futures contracts $677,388
Total ....................... $(1,182,521) $677,388

Putnam Tax-Free Income Trust
Notes to Financial Statements

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Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam Strategic Intermediate Municipal Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 2,431,809,739 $ — $ 2,431,809,739
Short Term Investments ................... 108,513,449 12,980,000 — 121,493,449
Total Investments in Securities ........... $108,513,449 $2,444,789,739 $— $2,553,303,188
a
For detailed categories, see the accompanying Schedule of Investments.
10. Fair Value Measurements
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

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Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
PSF
Permanent School Fund
SPA
Standby Purchase Agreement

Putnam Tax-Free Income Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Tax-Free Income Trust and Shareholders of Putnam Strategic Intermediate Municipal
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Strategic Intermediate Municipal Fund (the "Fund") as of July 31, 2026, the related statement of operations for the year ended
July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent, administrative agent for the tender option bond trust, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 18, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Tax-Free Income Trust
Tax Information (unaudited)

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Annual Report
Putnam Strategic Intermediate Municipal Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $82,053,816
Section 163(j) Interest Earned §163(j) $5,214,517
Interest Earned from Federal Obligations Note (1) $23,697

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Putnam Strategic Intermediate Municipal Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam Tax-Free Income Trust

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Annual Report
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least November 30, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross

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basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Intermediate Municipal Debt Funds) for the one-year, three-year and five-year periods ended
December 31, 2025 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2025, there were 191, 174 and 157 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
One-year period Three-year period Five-year period
2nd 1st 1st

38914-AFSOI 09/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Tax Free Income Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	September 25, 2026